Schedule of Investments (unaudited) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 7.4%
AIMCO CLO, Series 2017-AA, Class C, (LIBOR USD 3 Month + 2.45%), 4.42%, 07/20/29(a)(b)	USD	1,000	$985,017
AIMCO CLO 10 Ltd., Series 2019-10A, Class D, (LIBOR USD 3 Month + 3.55%), 5.85%, 07/22/32(a)(b)		750	741,819
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57(b)		809	832,280
Series 2018-A, Class A, 3.85%, 04/25/58(b)(c)		1,998	1,995,754
Series 2018-E, Class A, 4.38%, 06/25/58(b)(d)		2,807	2,843,273
Series 2018-F, Class A, 4.38%, 11/25/58(b)(c)(d)		2,997	3,021,566
Series 2018-G, Class A, 4.38%, 06/25/57(b)(c)(d)		2,951	2,961,188
Series 2019-E, Class A, 3.00%, 09/25/59(b)(e)		2,865	2,835,923
Series 2019-E, Class B, 4.88%, 09/25/59(b)(e)		280	277,961
Series 2019-E, Class C, 0.00%, 10/30/59(c)(f)		720	326,520
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.12%, 10/21/28(a)(b)		1,000	981,792
ALM VIII Ltd., Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 5.95%, 10/15/28(a)(b)		1,000	993,379
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.90%, 07/15/27		1,200	1,194,579
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/27		1,000	968,352
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.79%, 01/28/31		1,000	965,502
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.54%, 01/28/31		1,000	955,063
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, (LIBOR USD 3 Month + 2.70%), 4.70%, 10/15/27(a)(b)		1,000	999,982
Anchorage Capital CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.19%, 10/13/30(a)(b)		1,000	995,489
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	140	154,494
Apidos CLO XX(a)(b):
Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 3.95%, 07/16/31	USD	1,000	962,394
Series 2015-20A, Class CR, (LIBOR USD 3 Month + 2.95%), 4.95%, 07/16/31		1,500	1,460,807
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)	EUR	183	204,954
Ares XLII CLO Ltd., Series 2017-42A, Class D, (LIBOR USD 3 Month + 3.45%), 5.40%, 01/22/28(a)(b)	USD	1,000	1,000,020
Ares XLIV CLO Ltd., Series 2017-44A, Class C, (LIBOR USD 3 Month + 3.45%), 5.45%, 10/15/29(a)(b)		1,000	999,976
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (LIBOR USD 3 Month + 3.00%), 4.95%, 07/22/30(a)(b)		1,000	976,821
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 5.69%, 07/28/29(a)(b)		2,000	1,962,953
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 3.80%, 10/15/30		250	241,832

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2015-4A, Class CR, (LIBOR USD 3 Month + 2.65%), 4.65%, 10/15/30	USD	1,000	$968,421
Assurant CLO IV Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 5.82%, 04/20/30(a)(b)		1,000	1,001,022
Atrium IX, Series 9A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.51%, 05/28/30(a)(b)		1,000	991,714
Atrium XV, Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 4.93%, 01/23/31(a)(b)		500	479,051
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)	EUR	260	259,265
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.05%, 10/15/30(a)(b)	USD	1,250	1,144,612
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)	EUR	100	111,656
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class C, (LIBOR USD 3 Month + 4.00%), 5.97%, 10/20/29(a)(b)	USD	1,000	955,877
CBAM Ltd., Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 8.50%, 10/17/29(a)(b)		1,000	968,739
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.49%, 06/09/30(a)(b)		1,000	988,582
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 5.58%, 07/23/30(a)(b)		1,000	994,894
Cedar Funding X CLO Ltd., Series 2019-10A, Class D, (LIBOR USD 3 Month + 3.85%), 5.98%, 10/20/32(a)(b)		1,000	1,000,686
CIFC Funding Ltd.(a)(b):
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.80%), 4.74%, 04/27/31		1,000	964,808
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.47%, 04/23/29		1,000	1,000,025
Series 2017-5A, Class B, (LIBOR USD 3 Month + 1.85%), 3.85%, 11/16/30		1,500	1,437,681
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30(a)	EUR	113	120,026
Dryden 32 Euro CLO BV, Series 2014-32X, Class ER, (EURIBOR 3 Month + 5.29%), 5.29%, 08/15/31(a)		140	149,172
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.25%, 07/15/30(a)(b)	USD	2,000	1,972,034
Flatiron CLO 19 Ltd.(a)(b):
Series 2019-1A, Class C, (LIBOR USD 3 Month + 2.70%), 4.59%, 11/16/32		1,000	1,002,938
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.90%), 5.79%, 11/16/32		1,500	1,499,818
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (LIBOR USD 3 Month + 1.95%), 3.95%, 07/15/31(a)(b)		500	476,403
GoldenTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.32%, 04/20/29(a)(b)		2,000	2,000,049
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class D, (LIBOR USD 3 Month + 3.85%), 6.04%, 10/20/32(a)(b)		1,000	1,001,495
Greene King Finance plc, Series B1, 5.70%, 12/15/34(e)	GBP	100	118,994

1

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 4.94%, 01/27/31(a)(b)	USD	1,000	$961,096
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	330	358,494
Legacy Mortgage Asset Trust, Series 2019-SL2, Class A, 3.38%, 02/25/59(b)(c)(d)	USD	3,187	3,203,053
Madison Park Funding XV Ltd., Series 2014- 15A, Class CR, (LIBOR USD 3 Month + 3.45%), 5.39%, 01/27/26(a)(b)		1,000	1,000,019
Mariner CLO LLC, Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.50%), 4.47%, 04/20/29(a)(b)		2,000	1,982,045
Mariner CLO Ltd., Series 2017-4A, Class D, (LIBOR USD 3 Month + 3.05%), 4.99%, 10/26/29(a)(b)		1,300	1,243,606
Milos CLO Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.40%), 5.37%, 10/20/30(a)(b)		1,000	999,912
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.20%, 10/17/30(a)(b)		1,000	972,815
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 4.90%, 10/17/27(a)(b)		500	477,718
OCP CLO Ltd.(a)(b):
Series 2013-4A, Class CR, (LIBOR USD 3 Month + 3.96%), 5.90%, 04/24/29		1,000	1,000,006
Series 2015-8A, Class CR, (LIBOR USD 3 Month + 2.80%), 4.80%, 04/17/27		500	499,993
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	148	162,222
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		100	99,087
Octagon Investment Partners 28 Ltd., Series 2016-1A, Class C1R, (LIBOR USD 3 Month + 2.25%), 4.19%, 10/24/30(a)(b)	USD	1,000	976,230
OHA Credit Funding 4 Ltd., Series 2019-4A, Class D, (LIBOR USD 3 Month + 3.75%), 5.69%, 10/22/32(a)(b)		1,000	966,492
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 4.92%, 01/20/32(a)(b)		500	474,993
Option One Mortgage Loan Trust, Series 2007- FXD1, Class 2A1, 5.87%, 01/25/37(e)		1,233	1,218,337
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.15%, 10/22/30(a)(b)		1,000	963,139
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.10%, 04/17/31		1,000	956,016
Series 2014-6A, Class CS, (LIBOR USD 3 Month + 3.13%), 5.13%, 04/17/31		1,000	976,833
OZLME BV, Series 1X, Class ER, (EURIBOR 3 Month + 5.90%), 5.90%, 01/18/30(a)	EUR	158	175,162
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		100	105,241
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.20%, 10/17/31	USD	2,000	1,934,542
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.65%), 4.58%, 11/14/32		1,000	999,905

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.75%), 5.68%, 11/14/32	USD	1,000	$999,947
Palmer Square Loan Funding Ltd., Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.50%, 08/20/27(a)(b)		1,500	1,495,928
Park Avenue Institutional Advisers CLO Ltd., Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.85%), 5.76%, 05/15/32(a)(b)		1,500	1,500,913
Progress Residential Trust, Series 2019-SFR4, Class E, 3.44%, 10/17/36(b)		3,000	2,993,178
Regata XII Funding Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.75%), 5.75%, 10/15/32(a)(b)		1,000	999,010
Regatta VII Funding Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 4.66%, 12/20/28(a)(b)		1,000	952,862
Rockford Tower CLO Ltd.(a)(b):
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.16%, 10/20/30		1,500	1,497,858
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.17%, 10/20/31		500	488,506
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.07%, 10/20/31		500	491,260
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 5.82%, 04/20/32		500	502,203
RRE 1 Loan Management DAC, Series 1X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 04/15/32(a)	EUR	300	328,076
Texas Competitive Electric Holdings Co. LLC, Escrow, 5.10%, 10/10/17(c)(g)(h)	USD	815	—
TICP CLO IX Ltd., Series 2017-9A, Class D, (LIBOR USD 3 Month + 2.90%), 4.87%, 01/20/31(a)(b)		1,000	976,428
TICP CLO VII Ltd., Series 2017-7A, Class C, (LIBOR USD 3 Month + 2.60%), 4.60%, 07/15/29(a)(b)		1,000	994,725
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.12%, 10/20/31		600	580,038
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.02%, 10/20/31		550	541,582
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	63	95,205
Vericrest Opportunity Loan Trust, Series 2019- NPL2, Class A1, 3.97%, 02/25/49(b)(e)	USD	2,774	2,781,660
Voya CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.33%), 5.33%, 04/17/30(a)(b)		1,000	981,213
York CLO 1 Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 4.96%, 10/22/29(a)(b)		1,000	988,029

Total Asset-Backed Securities — 7.4% (Cost: $98,302,029)			97,343,229

	Shares

Common Stocks — 0.2%

Aerospace & Defense — 0.0%
Bombardier, Inc., Class B(h)		105,468	156,754

Chemicals — 0.1%
Element Solutions, Inc.(h)		48,614	567,812

2

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.0%
Preston Holdings LLC(c)(h)	1,227	$5,522

Consumer Finance — 0.0%
Arrow Global Group plc	13,606	46,174

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA	160,518	98,304

Electric Utilities — 0.0%
TexGen Power LLC(c)(h)	1,424	53,756

Equity Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc.	2,808	120,884

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(c)(h)	3,880	23

Machinery — 0.0%(h)
AFGlobal Corp.(c)	897	—
Ameriforge Group, Inc.	283	14,575

		14,575

Marine — 0.0%
Projector SA(c)(h)	1,227	—

Media — 0.0%(h)
Clear Channel Outdoor Holdings, Inc.	76,920	219,991
iHeartMedia, Inc., Class A	797	13,469

		233,460

Metals & Mining — 0.0%
Constellium SE, Class A(h)	22,768	305,091

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.(h)	15,195	454,634

Software — 0.0%
Avaya Holdings Corp.(h)	12	162

Total Common Stocks — 0.2% (Cost: $1,952,204)		2,057,151

	Par (000)

Corporate Bonds — 45.1%

Aerospace & Defense — 1.1%
Arconic, Inc., 5.13%, 10/01/24	779	849,110
Bombardier, Inc.(b):
8.75%, 12/01/21	351	384,564
5.75%, 03/15/22	46	47,509
6.00%, 10/15/22	19	18,994
6.13%, 01/15/23	202	207,151
7.50%, 12/01/24	171	179,658
7.50%, 03/15/25	1,214	1,251,925
7.88%, 04/15/27	1,070	1,100,763
BWX Technologies, Inc., 5.38%, 07/15/26(b)	467	495,020
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)	400	422,000
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	689	737,230
L3Harris Technologies, Inc., 4.40%, 06/15/28(b)	300	334,472
Moog, Inc., 4.25%, 12/15/27(b)	118	120,077
Signature Aviation US Holdings, Inc.(b):
5.38%, 05/01/26	388	408,413
4.00%, 03/01/28	397	391,561
SSL Robotics LLC, 9.75%, 12/31/23(b)	126	137,025
TransDigm UK Holdings plc, 6.88%, 05/15/26	452	481,380
TransDigm, Inc.(b):
6.25%, 03/15/26	5,225	5,656,637

Security	Par (000)		Value

Aerospace & Defense (continued)
5.50%, 11/15/27	USD	430	$434,829
Triumph Group, Inc., 6.25%, 09/15/24(b)		275	289,094
United Technologies Corp.:
3.35%, 08/16/21		290	296,960
4.63%, 11/16/48		120	150,381

			14,394,753

Air Freight & Logistics — 0.0%
FedEx Corp., 4.05%, 02/15/48		155	149,765
XPO Logistics, Inc., 6.75%, 08/15/24(b)		161	174,902

			324,667

Auto Components — 0.7%
Allison Transmission, Inc.(b):
5.00%, 10/01/24		9	9,214
5.88%, 06/01/29		307	336,165
GKN Holdings Ltd., 4.62%, 05/12/32(e)	GBP	100	136,394
Grupo Antolin-Irausa SA, 3.38%, 04/30/26	EUR	100	105,193
Icahn Enterprises LP:
6.25%, 02/01/22	USD	279	284,301
6.75%, 02/01/24		416	431,600
4.75%, 09/15/24(b)		65	66,788
6.38%, 12/15/25		219	229,676
6.25%, 05/15/26		705	750,825
5.25%, 05/15/27(b)		286	292,472
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(i)(j)	EUR	100	118,620
Panther BF Aggregator 2 LP:
4.38%, 05/15/26		234	275,129
6.25%, 05/15/26(b)	USD	1,337	1,440,617
8.50%, 05/15/27(b)		2,339	2,485,188
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(a)(k)		200	200,852
ZF Europe Finance BV:
1.25%, 10/23/23	EUR	200	229,147
2.50%, 10/23/27		400	462,502
ZF North America Capital, Inc., 4.00%, 04/29/20(b)	USD	750	753,560

			8,608,243

Automobiles — 0.2%
Daimler Finance North America LLC, 3.35%, 05/04/21(b)		750	761,700
General Motors Co., 5.00%, 10/01/28		500	544,753
Jaguar Land Rover Automotive plc, 6.88%, 11/15/26	EUR	127	149,579
Tesla, Inc., 5.30%, 08/15/25(b)	USD	316	306,520
Volkswagen Group of America Finance LLC, 2.70%, 09/26/22(b)		305	308,485

			2,071,037

Banks — 3.4%
AIB Group plc, (EUR Swap Annual 5 Year + 5.70%), 5.25%(a)(k)	EUR	200	243,409
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(a)(k)		200	238,057
Banco Bilbao Vizcaya Argentaria SA, 1.00%, 06/21/26		600	692,538
Banco de Credito del Peru, (LIBOR USD 3 Month + 7.71%), 6.87%, 09/16/26(a)	USD	630	672,328
Banco de Sabadell SA, (EUR Swap Annual 5 Year + 6.41%), 6.50%(a)(k)	EUR	400	468,871
Banco General SA, 4.13%, 08/07/27	USD	500	525,469

3

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa:
4.13%, 06/06/24	USD	653	$676,875
4.38%, 04/11/27		170	175,153
Banco Mercantil del Norte SA(a)(b)(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.75%		340	353,175
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%		340	363,694
Banco Santander SA, (EUR Swap Annual 5 Year + 6.80%), 6.75%(a)(k)	EUR	200	247,290
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34(a)	USD	1,100	1,112,375
Bank of America Corp.:
(LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/25(a)		530	533,546
Series L, 4.18%, 11/25/27		2,000	2,168,894
(LIBOR USD 3 Month + 1.18%), 3.19%, 07/23/30(a)		850	879,396
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(a)(k)		1,220	1,264,225
Bank of Ireland Group plc, 1.38%, 08/29/23	EUR	150	173,691
Bankia SA(a)(k):
(EUR Swap Annual 5 Year + 5.82%), 6.00%		400	473,656
(EUR Swap Annual 5 Year + 6.22%), 6.37%		200	243,129
Barclays plc:
4.38%, 09/11/24	USD	200	210,129
(EUR Swap Annual 1 Year + 0.78%), 1.37%, 01/24/26(a)	EUR	375	433,391
BBVA Bancomer SA, 4.38%, 04/10/24	USD	650	693,469
BNP Paribas SA, (LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/25(a)(b)		2,000	2,023,754
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(a)(k)		400	407,500
Burgan Senior SPC Ltd., 3.13%, 09/14/21		500	502,656
CaixaBank SA(a)(k):
(EUR Swap Annual 5 Year + 6.50%), 6.75%	EUR	200	251,822
(EUR Swap Annual 5 Year + 4.50%), 5.25%		400	457,990
CBQ Finance Ltd., 3.25%, 06/13/21	USD	300	302,250
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.25%, 02/27/29(a)		495	519,750
CIT Group, Inc., 5.00%, 08/01/23		642	691,755
Citigroup, Inc.:
(LIBOR USD 3 Month + 1.02%), 4.04%, 06/01/24(a)		500	528,963
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(a)		610	634,891
4.30%, 11/20/26		500	544,475
Commerzbank AG:
8.13%, 09/19/23		200	231,779
4.00%, 03/23/26	EUR	150	189,410
Commonwealth Bank of Australia, 3.74%, 09/12/39(b)	USD	560	561,765
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(a)(k)	EUR	200	242,242
Discover Bank:
3.20%, 08/09/21	USD	1,000	1,017,581
2.45%, 09/12/24		620	618,891
(USD Swap Semi 5 Year + 1.73%), 4.68%, 08/09/28(a)		465	485,925

Security		Par (000)	Value

Banks (continued)
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 1.93%(a)(k)	USD	350	$269,520
HSBC Holdings plc(a):
(LIBOR USD 3 Month + 0.65%), 2.54%, 09/11/21		1,000	1,002,190
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24		285	299,865
(LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/30		510	549,966
ICICI Bank Ltd., 4.00%, 03/18/26		600	625,125
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(a)	EUR	200	222,729
ING Groep NV, (USD Swap Rate 5 Year + 4.20%), 6.75%(a)(k)	USD	325	352,609
Intercorp Financial Services, Inc., 4.13%, 10/19/27		500	510,000
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		351	348,038
Intesa Sanpaolo SpA:
0.75%, 12/04/24	EUR	100	112,643
1.00%, 11/19/26		300	335,655
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(k)		200	271,606
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 2.82%, 07/23/24(a)	USD	1,000	1,007,963
3.63%, 12/01/27		300	316,960
(SOFR + 1.51%), 2.74%, 10/15/30(a)		1,500	1,500,219
Series W, (LIBOR USD 3 Month + 1.00%), 2.91%, 05/15/47(a)		1,000	840,000
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31(a)		830	832,594
Kookmin Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.64%), 4.35%(a)(k)		500	512,188
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.16%(a)(k)		200	172,060
Nordea Bank Abp(a)(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)		585	648,619
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%		200	221,750
QIIB Tier 1 Sukuk Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.88%(a)(k)		500	500,505
Royal Bank of Scotland Group plc(a):
(USD Swap Semi 5 Year + 7.60%), 8.62%(k)		995	1,067,137
(LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/25		630	669,346
Santander UK plc, 5.00%, 11/07/23(b)		1,000	1,075,264
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(a)(k)		1,000	1,074,687
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month - 0.50%), 1.44%, 01/25/23(a)(l)		100	95,183
Societe Generale SA(a)(k):
(USD Swap Semi 5 Year + 6.24%), 7.38%(b)		200	212,000
(USD Swap Rate 5 Year + 5.87%), 8.00%		200	235,000
Truist Financial Corp., Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%(a)(k)		1,960	2,023,700

4

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
UniCredit SpA(a)(k):
(EUR Swap Annual 5 Year + 6.10%), 6.75%	EUR	200	$239,719
(EUR Swap Annual 5 Year + 9.30%), 9.25%		200	260,198
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%		200	262,178
Wells Fargo & Co., 5.38%, 11/02/43	USD	500	642,160
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.65%), 2.08%, 09/09/22(a)		2,000	2,003,099

			44,368,634

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 04/15/48		750	858,303
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(a)	EUR	100	112,524
Coca-Cola Icecek A/S, 4.22%, 09/19/24	USD	250	253,437

			1,224,264

Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21		680	697,557
4.88%, 11/14/48		500	577,668
4.25%, 11/21/49(b)		295	313,237

			1,588,462

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		206	212,437
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		3	3,007
JELD-WEN, Inc.(b):
4.63%, 12/15/25		151	155,455
4.88%, 12/15/27		6	6,135
Masonite International Corp.(b):
5.75%, 09/15/26		25	26,563
5.38%, 02/01/28		100	105,625
Standard Industries, Inc.:
5.38%, 11/15/24(b)		205	210,638
6.00%, 10/15/25(b)		497	522,471
2.25%, 11/21/26	EUR	100	115,476

			1,357,807

Capital Markets — 1.4%
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	USD	240	250,050
CCTI 2017 Ltd., 3.63%, 08/08/22		710	707,559
Cerah Capital Ltd., 0.00%, 08/08/24(f)(l)		1,300	1,267,500
Cindai Capital Ltd., 0.00%, 02/08/23(f)(l)		900	896,400
Coastal Emerald Ltd.:
5.95%, 01/13/20		800	803,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(a)(k)		595	594,233
Credit Suisse Group AG(a):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)(k)		200	218,870
(USD Swap Semi 5 Year + 3.46%), 6.25%(k)		200	217,550
(SOFR + 1.56%), 2.59%, 09/11/25(b)		1,500	1,504,292
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%(b)(k)		350	377,300
Deutsche Bank AG, 3.15%, 01/22/21		500	502,274
Goldman Sachs Bank USA, (SOFR + 0.60%), 2.14%, 05/24/21(a)		1,870	1,870,912
Goldman Sachs Group, Inc. (The), Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(a)(k)		710	735,560
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29		500	528,437

Security		Par (000)	Value

Capital Markets (continued)
Huarong Finance Co. Ltd.:
3.25%, 11/13/24	USD	1,000	$1,002,063
3.88%, 11/13/29		1,000	1,008,122
Joy Treasure Assets Holdings, Inc., 4.50%, 03/20/29		200	216,562
Morgan Stanley, (SOFR + 1.15%), 2.72%, 07/22/25(a)		1,040	1,053,148
MSCI, Inc.(b):
5.25%, 11/15/24		26	26,712
4.75%, 08/01/26		24	25,140
4.00%, 11/15/29		64	64,880
Owl Rock Capital Corp., 4.00%, 03/30/25		90	90,357
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(f)(l)		1,490	1,530,044
SBI Holdings, Inc., 0.00%, 09/13/23(f)(l)	JPY	110,000	1,056,778
SURA Asset Management SA, 4.88%, 04/17/24	USD	400	429,875
UBS AG, (EURIBOR 3 Month + 0.50%), 0.09%, 04/23/21(a)	EUR	300	338,106
Xi Yang Overseas Ltd., 4.30%, 06/05/24	USD	355	363,431

			17,679,155

Chemicals — 1.0%
Arkema SA, 0.75%, 12/03/29	EUR	100	111,378
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(i)	USD	1,210	1,234,200
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		1,542	1,580,550
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		300	310,500
Blue Cube Spinco LLC:
9.75%, 10/15/23		141	151,620
10.00%, 10/15/25		649	717,645
Braskem Netherlands Finance BV, 3.50%, 01/10/23		500	508,281
Chemours Co. (The):
6.63%, 05/15/23		1,296	1,300,964
5.38%, 05/15/27		120	106,200
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		730	735,362
Dow Chemical Co. (The), 5.55%, 11/30/48		125	156,248
Element Solutions, Inc., 5.88%, 12/01/25(b)		1,395	1,459,519
Equate Petrochemical BV, 4.25%, 11/03/26		400	427,250
Gates Global LLC, 6.25%, 01/15/26(b)		247	251,251
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		135	141,750
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	113,123
Monitchem HoldCo 3 SA:
(EURIBOR 3 Month + 5.25%), 5.25%, 03/15/25(a)		124	141,525
5.25%, 03/15/25		296	347,628
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	21	21,683
OCI NV, 5.25%, 11/01/24(b)		200	207,500
Pearl Holding III Ltd., 9.50%, 12/11/22		1,000	671,000
PQ Corp.(b):
6.75%, 11/15/22		478	494,132
5.75%, 12/15/25		485	506,825
Rock International Investment, Inc., 6.63%, 03/27/20		1,000	451,563
TPC Group, Inc., 10.50%, 08/01/24(b)		202	203,515
UPL Corp. Ltd., 4.50%, 03/08/28		200	202,357
W.R. Grace & Co.(b):
5.13%, 10/01/21		250	260,545
5.63%, 10/01/24		200	221,000

			13,035,114

Commercial Services & Supplies — 0.8%
ACCO Brands Corp., 5.25%, 12/15/24(b)		64	66,640
ADT Security Corp. (The):
3.50%, 07/15/22		36	36,653

5

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
4.13%, 06/15/23	USD	84	$86,625
4.88%, 07/15/32(b)		554	508,295
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		54	56,160
Aramark Services, Inc.:
5.00%, 04/01/25(b)		229	238,733
4.75%, 06/01/26		158	164,320
5.00%, 02/01/28(b)		815	858,806
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		1,745	1,800,622
Clean Harbors, Inc.(b):
4.88%, 07/15/27		277	291,542
5.13%, 07/15/29		306	328,216
GFL Environmental, Inc.(b):
5.38%, 03/01/23		24	24,720
7.00%, 06/01/26		626	661,307
5.13%, 12/15/26		435	457,350
8.50%, 05/01/27		703	773,300
GW B-CR Security Corp., 9.50%, 11/01/27(b)		53	56,577
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		110	89,650
IAA, Inc., 5.50%, 06/15/27(b)		262	278,375
Intrum AB, 3.50%, 07/15/26	EUR	151	173,060
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	552	574,080
Mobile Mini, Inc., 5.88%, 07/01/24		559	581,360
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		45	46,350
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		469	496,202
5.75%, 04/15/26		364	395,624
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		414	431,595
SPIE SA, 2.63%, 06/18/26	EUR	100	117,218
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26		200	242,007
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	312	325,260

			10,160,647

Communications Equipment — 0.2%
CommScope, Inc.(b):
5.50%, 03/01/24		533	555,652
6.00%, 03/01/26		128	136,160
Nokia OYJ:
3.38%, 06/12/22		43	43,537
4.38%, 06/12/27		63	65,678
6.63%, 05/15/39		448	518,797
ViaSat, Inc., 5.63%, 04/15/27(b)		609	651,630

			1,971,454

Construction & Engineering — 0.3%
Aldesa Financial Services SA, 7.25%, 04/01/21	EUR	100	97,924
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	USD	334	342,350
China Shandong International Economic & Technical Finance 1 Ltd., 4.00%, 12/21/20		600	588,750
China Singyes Solar Technologies Holdings Ltd., 2.00%, (2.00% Cash or 6.00% PIK), 12/19/22(i)		877	788,448
Delhi International Airport Ltd., 6.45%, 06/04/29		525	561,094
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(a)(k)	EUR	200	219,180
Heathrow Finance plc, 4.13%, 09/01/29	GBP	143	192,297
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(k)	USD	200	203,625

Security		Par (000)	Value

Construction & Engineering (continued)
New Enterprise Stone & Lime Co., Inc.(b): 10.13%, 04/01/22	USD	148	$156,695
6.25%, 03/15/26		70	73,325
Novafives SAS, 5.00%, 06/15/25	EUR	100	100,112
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22	USD	460	461,869

			3,785,669

Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 09/15/24		600	636,562
Taiwan Cement Corp., 0.00%, 12/10/23(f)(l)		800	797,000

			1,433,562

Consumer Finance — 0.9%
AerCap Ireland Capital DAC, 4.50%, 05/15/21		200	206,431
Ally Financial, Inc., 8.00%, 11/01/31		1,625	2,255,662
CDBL Funding 1, 3.00%, 04/24/23		800	800,750
Ford Motor Credit Co. LLC:
5.88%, 08/02/21		1,000	1,046,926
2.33%, 11/25/25	EUR	100	114,270
4.39%, 01/08/26	USD	500	508,193
General Motors Financial Co., Inc.:
3.55%, 04/09/21		140	142,652
(EURIBOR 3 Month + 0.68%), 0.29%, 05/10/21(a)	EUR	100	112,452
3.20%, 07/06/21	USD	1,000	1,013,807
4.20%, 11/06/21		475	492,476
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(i)		623	652,300
Hanhui International Ltd., 4.37%, 08/22/22		570	572,850
LeasePlan Corp. NV, (EURIBOR 3 Month + 0.50%), 0.10%, 01/25/21(a)	EUR	200	224,732
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(i)		373	343,635
Navient Corp.:
5.00%, 10/26/20	USD	29	29,426
6.63%, 07/26/21		188	198,810
7.25%, 09/25/23		70	79,102
6.13%, 03/25/24		97	105,245
5.88%, 10/25/24		30	32,100
6.75%, 06/15/26		24	26,379
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		1,430	1,256,613
Springleaf Finance Corp.:
6.13%, 05/15/22		22	23,622
6.88%, 03/15/25		209	237,737
7.13%, 03/15/26		518	598,912
6.63%, 01/15/28		217	244,950
5.38%, 11/15/29		127	132,563
Synchrony Financial, 2.85%, 07/25/22		245	248,028
Volkswagen Bank GmbH, (EURIBOR 3 Month + 0.42%), 0.02%, 06/15/21(a)	EUR	100	112,178
Volkswagen International Finance NV, Series NC6, (EUR Swap Annual 6 Year + 2.97%), 3.38%(a)(k)		200	239,416
Volkswagen Leasing GmbH, 1.13%, 04/04/24		200	229,099

			12,281,316

Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27(b)	USD	579	598,657
Ardagh Packaging Finance plc, 4.13%, 08/15/26(b)		200	205,000
Ball Corp., 0.88%, 03/15/24	EUR	100	113,011
Berry Global, Inc.:
1.00%, 01/15/25		100	112,658
4.88%, 07/15/26(b)	USD	321	338,559
1.50%, 01/15/27	EUR	100	113,011

6

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Containers & Packaging (continued)
Crown Americas LLC:
4.75%, 02/01/26	USD	570	$602,063
4.25%, 09/30/26		35	36,706
Crown European Holdings SA, 2.25%, 02/01/23(b)	EUR	100	116,935
Graphic Packaging International LLC, 4.75%, 07/15/27(b)	USD	123	131,610
Greif, Inc., 6.50%, 03/01/27(b)		65	70,200
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		257	271,777
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		455	483,438
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	149	172,950
5.50%, 04/15/24(b)	USD	1,444	1,487,464
OI European Group BV, 2.88%, 02/15/25	EUR	146	169,688
Reynolds Group Issuer, Inc.(b):
(LIBOR USD 3 Month + 3.50%), 5.50%, 07/15/21(a)	USD	205	205,256
5.13%, 07/15/23		433	443,284
7.00%, 07/15/24		277	286,349
Silgan Holdings, Inc., 4.13%, 02/01/28(b)		181	181,054
Trivium Packaging Finance BV(e):
3.75%, 08/15/26	EUR	100	118,727
5.50%, 08/15/26(b)	USD	987	1,040,051
8.50%, 08/15/27(b)		1,058	1,177,025

			8,475,473

Distributors — 0.3%(b)
American Builders & Contractors Supply Co., Inc.:
5.88%, 05/15/26		677	719,312
4.00%, 01/15/28		370	375,550
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(i)		365	379,600
Core & Main LP, 6.13%, 08/15/25		1,119	1,166,558
Performance Food Group, Inc., 5.50%, 10/15/27		214	228,713
Wolverine Escrow LLC:
8.50%, 11/15/24		186	192,510
9.00%, 11/15/26		336	351,960

			3,414,203

Diversified Consumer Services — 0.4%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		1,035	1,060,875
China Education Group Holdings Ltd., 2.00%, 03/28/24(l)	HKD	9,000	1,181,177
frontdoor, Inc., 6.75%, 08/15/26(b)	USD	657	716,130
Graham Holdings Co., 5.75%, 06/01/26(b)		330	352,275
Laureate Education, Inc., 8.25%, 05/01/25(b)		42	45,202
Service Corp. International, 5.13%, 06/01/29		273	290,063
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		714	740,775
Sotheby’s, 7.38%, 10/15/27(b)		500	506,250

			4,892,747

Diversified Financial Services — 1.2%
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		1,239	1,331,553
9.75%, 07/15/27		1,116	1,192,190
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	100	134,712
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)	EUR	100	112,899
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	300	412,329

Security	Par (000)		Value

Diversified Financial Services (continued)
China Huadian Overseas Development Management Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.78%), 4.00%(a)(k)	USD	685	$701,269
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)		500	496,719
Fairstone Financial, Inc., 7.88%, 07/15/24(b)		128	137,600
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	330	369,236
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	USD	1,500	1,501,211
Grupo de Inversiones Suramericana SA, 5.70%, 05/18/21		371	386,651
HBOS Capital Funding LP, 6.85%(k)		416	424,736
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(i)	EUR	553	641,017
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	USD	1,626	1,573,155
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	696	849,600
6.25%, 05/15/26(b)	USD	1,348	1,471,005
8.25%, 11/15/26(b)		722	813,153
Verscend Escrow Corp., 9.75%, 08/15/26(b)		2,341	2,560,469

			15,109,504

Diversified Telecommunication Services — 2.1%
Altice France SA:
7.38%, 05/01/26(b)		1,454	1,561,073
5.88%, 02/01/27	EUR	250	315,478
8.13%, 02/01/27(b)	USD	1,246	1,403,307
5.50%, 01/15/28(b)		774	795,324
AT&T, Inc.:
3.60%, 07/15/25		350	370,494
4.50%, 03/09/48		1,000	1,104,798
CCO Holdings LLC(b):
4.00%, 03/01/23		211	213,901
5.75%, 02/15/26		152	160,363
5.13%, 05/01/27		1,226	1,293,430
5.00%, 02/01/28		66	69,255
5.38%, 06/01/29		1,413	1,511,910
4.75%, 03/01/30		276	280,977
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		876	977,835
Series Y, 7.50%, 04/01/24		437	492,718
5.63%, 04/01/25		846	898,917
5.13%, 12/15/26(b)		623	633,983
Series P, 7.60%, 09/15/39		97	101,365
Series U, 7.65%, 03/15/42		180	188,550
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24		285	298,894
8.00%, 10/15/25		28	29,680
DKT Finance ApS, 7.00%, 06/17/23	EUR	233	276,616
Frontier Communications Corp.(b):
8.50%, 04/01/26	USD	121	122,512
8.00%, 04/01/27		2,504	2,616,680
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		730	627,099
8.50%, 10/15/24(b)		1,000	910,830
9.75%, 07/15/25(b)		551	509,675
Koninklijke KPN NV, (EUR Swap Annual 5 Year + 2.34%), 2.00%(a)(k)	EUR	200	228,445
Level 3 Financing, Inc.:
5.63%, 02/01/23	USD	11	11,033
5.13%, 05/01/23		42	42,263
5.38%, 05/01/25		6	6,210
5.25%, 03/15/26		521	541,840

7

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
4.63%, 09/15/27(b)	USD	114	$116,713
Ooredoo International Finance Ltd., 3.75%, 06/22/26		600	631,500
Orange SA:
0.00%, 09/04/26	EUR	500	545,169
0.50%, 09/04/32		300	316,504
Qualitytech LP, 4.75%, 11/15/25(b)	USD	499	517,089
Qwest Corp., 6.75%, 12/01/21		7	7,537
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	212,000
Sprint Capital Corp.:
6.88%, 11/15/28		598	644,345
8.75%, 03/15/32		355	430,881
Telecom Italia Capital SA:
6.38%, 11/15/33		31	34,410
6.00%, 09/30/34		290	311,025
7.20%, 07/18/36		11	13,033
7.72%, 06/04/38		35	43,050
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	167,566
Telecom Italia SpA:
1.13%, 03/26/22(l)		100	112,330
5.30%, 05/30/24(b)	USD	701	753,575
3.00%, 09/30/25	EUR	100	119,935
2.38%, 10/12/27		300	342,715
Telesat Canada(b):
4.88%, 06/01/27	USD	300	305,250
6.50%, 10/15/27		24	25,020
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	150	178,628
3.88%, 02/08/29	USD	325	358,512
4.50%, 08/10/33		500	583,655
2.88%, 01/15/38	EUR	150	203,788
5.50%, 03/16/47	USD	225	305,523
5.01%, 04/15/49		290	371,813
Virgin Media Finance plc, 5.75%, 01/15/25(b)		862	886,783
Virgin Media Secured Finance plc:
5.50%, 08/15/26(b)		200	210,000
6.25%, 03/28/29	GBP	360	507,833
5.50%, 05/15/29(b)	USD	200	211,750

			28,063,387

Electric Utilities — 0.6%
Adani Transmission Ltd., 4.25%, 05/21/36		675	681,750
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 3.00%, 12/10/29		1,315	1,321,355
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	227	266,822
Duke Energy Corp., 3.95%, 08/15/47	USD	750	794,489
EDP - Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(a)	EUR	100	125,350
Enel Finance International NV, 4.25%, 09/14/23(b)	USD	595	630,036
Exelon Corp., 4.45%, 04/15/46		200	224,856
Huachen Energy Co. Ltd., 6.63%, 05/18/20		700	334,687
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		469	547,009
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		865	884,463
Naturgy Finance BV:
(EUR Swap Annual 9 Year + 3.08%), 3.38%(a)(k)	EUR	100	120,291
1.88%, 10/05/29		100	125,082
NextEra Energy Capital Holdings, Inc., 2.75%, 11/01/29	USD	495	497,640
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		455	473,769

Security	Par (000)		Value

Electric Utilities (continued)
4.25%, 09/15/24	USD	60	$62,400
4.50%, 09/15/27		90	93,825
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49		165	161,278
Virginia Electric & Power Co., Series B, 3.80%, 09/15/47		500	541,256
Vistra Operations Co. LLC, 4.30%, 07/15/29(b)		556	567,225

			8,453,583

Electrical Equipment — 0.2%
Bizlink Holding, Inc., 0.00%, 02/01/23(f)(l)		500	513,812
Sensata Technologies BV(b):
5.63%, 11/01/24		175	194,687
5.00%, 10/01/25		756	821,205
Vertiv Group Corp., 9.25%, 10/15/24(b)		1,252	1,345,900

			2,875,604

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc., 3.00%, 11/27/24		1,500	1,488,750
Anixter, Inc., 6.00%, 12/01/25		274	284,960
APX Group, Inc.:
8.75%, 12/01/20		146	146,000
7.88%, 12/01/22		123	124,076
8.50%, 11/01/24(b)		76	78,280
Belden, Inc.:
4.13%, 10/15/26	EUR	310	371,998
3.88%, 03/15/28		100	119,181
CDW LLC:
5.50%, 12/01/24	USD	1,325	1,470,750
5.00%, 09/01/25		150	156,750
4.25%, 04/01/28		35	36,706
Ingenico Group SA, 1.63%, 09/13/24	EUR	200	226,023
Itron, Inc., 5.00%, 01/15/26(b)	USD	7	7,254
LG Display Co. Ltd., 1.50%, 08/22/24(l)		2,000	2,112,500
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		131	133,544

			6,756,772

Energy Equipment & Services — 0.6%
Anton Oilfield Services Group:
9.75%, 12/05/20		1,300	1,336,969
7.50%, 12/02/22		1,000	965,826
Apergy Corp., 6.38%, 05/01/26		138	145,590
Archrock Partners LP, 6.88%, 04/01/27(b)		285	301,387
Hilong Holding Ltd., 8.25%, 09/26/22		2,695	2,716,897
Nabors Industries, Inc.:
4.63%, 09/15/21		103	102,356
5.50%, 01/15/23		12	11,520
Noble Holding International Ltd.:
7.75%, 01/15/24		8	4,156
7.88%, 02/01/26(b)		113	81,925
Pacific Drilling SA, 8.38%, 10/01/23(b)		486	443,475
Rowan Cos., Inc., 4.88%, 06/01/22		210	153,300
Tervita Corp., 7.63%, 12/01/21(b)		441	443,756
Transocean, Inc.:
6.50%, 11/15/20		10	10,200
8.37%, 12/15/21(e)		5	5,125
9.00%, 07/15/23(b)		810	855,563
USA Compression Partners LP:
6.88%, 04/01/26		669	702,450
6.88%, 09/01/27		181	188,530
Valaris plc, 4.70%, 03/15/21		12	10,095

			8,479,120

Entertainment — 0.2%
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24		74	77,332

8

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
5.88%, 11/01/24	USD	108	$108,540
Live Nation Entertainment, Inc.(b):
4.88%, 11/01/24		71	73,485
4.75%, 10/15/27		149	154,215
Netflix, Inc.:
4.88%, 04/15/28		9	9,348
5.88%, 11/15/28		417	462,269
3.88%, 11/15/29	EUR	200	237,240
5.38%, 11/15/29(b)	USD	744	792,345
3.63%, 06/15/30	EUR	235	270,848
4.88%, 06/15/30(b)	USD	396	402,188
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	475	644,915

			3,232,725

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.13%, 01/15/27	USD	1,000	1,023,642
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		335	353,425
Crown Castle International Corp., 3.80%, 02/15/28		1,000	1,065,990
GLP Capital LP:
3.35%, 09/01/24		70	71,450
5.25%, 06/01/25		79	86,710
5.38%, 04/15/26		131	144,807
4.00%, 01/15/30		325	331,728
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25	EUR	100	118,125
2.50%, 11/28/29		200	246,953
Iron Mountain, Inc.(b):
4.88%, 09/15/27	USD	169	174,493
4.88%, 09/15/29		248	251,918
iStar, Inc., 5.25%, 09/15/22		60	61,575
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		1,007	1,101,396
4.50%, 09/01/26		669	704,123
5.75%, 02/01/27(b)		36	40,140
4.50%, 01/15/28		232	241,860
MPT Operating Partnership LP:
5.50%, 05/01/24		34	34,892
5.00%, 10/15/27		1,304	1,382,240
4.63%, 08/01/29		362	372,860
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		595	614,337
SBA Communications Corp., 4.88%, 09/01/24		1,147	1,190,013
Trust F/1401, 5.25%, 01/30/26		700	749,656
VICI Properties 1 LLC, 8.00%, 10/15/23		223	241,648
VICI Properties LP(b):
4.25%, 12/01/26		878	904,340
4.63%, 12/01/29		655	682,838

			12,191,159

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.:
6.63%, 06/15/24		114	119,319
5.75%, 03/15/25		127	131,445
4.63%, 01/15/27(b)		315	314,622
5.88%, 02/15/28(b)		350	371,875
Casino Guichard Perrachon SA(e):
4.56%, 01/25/23	EUR	100	109,926
3.58%, 02/07/25		100	96,186
Cencosud SA, 6.63%, 02/12/45	USD	228	238,189
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21	EUR	100	96,186
Iceland Bondco plc, 4.63%, 03/15/25	GBP	200	230,836

Security		Par (000)	Value

Food & Staples Retailing (continued)
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(a)	EUR	200	$219,853
Quatrim SASU, 5.88%, 01/15/24		100	118,199
Tesco Corporate Treasury Services plc, 0.88%, 05/29/26		125	140,507

			2,187,143

Food Products — 0.6%
Chobani LLC, 7.50%, 04/15/25(b)	USD	1,601	1,609,005
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		214	227,643
Gruma SAB de CV, 4.88%, 12/01/24		760	821,987
JBS USA LUX SA(b):
5.88%, 07/15/24		369	379,494
5.75%, 06/15/25		900	932,625
6.75%, 02/15/28		179	197,963
6.50%, 04/15/29		759	843,462
5.50%, 01/15/30		353	379,157
Knight Castle Investments Ltd., 7.99%, 01/23/21		1,400	637,000
Post Holdings, Inc.(b):
5.50%, 03/01/25		309	323,677
5.00%, 08/15/26		76	80,275
5.63%, 01/15/28		275	296,313
5.50%, 12/15/29		262	279,371
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	100	138,712
Sigma Finance Netherlands BV, 4.88%, 03/27/28	USD	331	356,652
Sigma Holdco BV, 7.88%, 05/15/26(b)		200	200,010
Simmons Foods, Inc., 7.75%, 01/15/24(b)		283	304,933

			8,008,279

Gas Utilities — 0.1%
Perusahaan Gas Negara Tbk. PT, 5.13%, 05/16/24		769	836,611
Superior Plus LP, 7.00%, 07/15/26(b)		247	265,216

			1,101,827

Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co., 4.67%, 06/06/47		275	327,854
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(b)		82	84,357
Hologic, Inc.(b):
4.38%, 10/15/25		155	160,038
4.63%, 02/01/28		188	199,280
Immucor, Inc., 11.13%, 02/15/22(b)		42	41,895
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		2,779	2,761,631
Stryker Corp., 0.75%, 03/01/29	EUR	200	224,486
Teleflex, Inc.:
4.88%, 06/01/26	USD	264	275,880
4.63%, 11/15/27		34	36,034

			4,111,455

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		241	242,807
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		1,245	1,367,944
Anthem, Inc., 2.88%, 09/15/29		1,500	1,494,333
Centene Corp.:
6.13%, 02/15/24		108	112,050
4.75%, 01/15/25		108	112,183
5.38%, 06/01/26(b)		242	256,823
4.25%, 12/15/27(b)		578	594,617
4.63%, 12/15/29(b)		1,323	1,390,936
Community Health Systems, Inc.(b):
8.63%, 01/15/24		337	357,220
8.00%, 03/15/26		1,895	1,951,850
CVS Health Corp., 5.05%, 03/25/48		600	711,016

9

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
Eagle Holding Co. II LLC(b)(i):
7.63%, (7.63% Cash or 8.38% PIK), 05/15/22	USD	24	$24,378
7.75%, (7.75% Cash or 8.50% PIK), 05/15/22		146	148,245
Encompass Health Corp., 5.75%, 11/01/24		142	143,597
Envision Healthcare Corp., 8.75%, 10/15/26(b)		196	121,520
HCA, Inc.:
5.38%, 02/01/25		543	600,466
5.88%, 02/15/26		7	7,960
5.38%, 09/01/26		419	466,661
5.63%, 09/01/28		501	570,940
5.88%, 02/01/29		741	856,781
5.25%, 06/15/49		240	268,303
MEDNAX, Inc.(b):
5.25%, 12/01/23		88	89,980
6.25%, 01/15/27		679	695,975
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		391	401,752
NVA Holdings, Inc., 6.88%, 04/01/26(b)		88	95,150
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(i)		275	256,306
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		404	427,230
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		405	405,000
10.00%, 04/15/27		1,224	1,343,340
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		36	24,030
Tenet Healthcare Corp.:
8.13%, 04/01/22		896	991,200
4.63%, 07/15/24		482	493,448
4.63%, 09/01/24(b)		264	275,246
4.88%, 01/01/26(b)		1,107	1,159,472
6.25%, 02/01/27(b)		326	350,857
5.13%, 11/01/27(b)		698	737,263
UnitedHealth Group, Inc., 3.50%, 08/15/39		800	840,152
Vizient, Inc., 6.25%, 05/15/27(b)		321	343,470
WellCare Health Plans, Inc.:
5.25%, 04/01/25		20	20,800
5.38%, 08/15/26(b)		750	798,750

			21,550,051

Health Care Technology — 0.1%
IQVIA, Inc.(b):
3.25%, 03/15/25	EUR	100	114,401
5.00%, 10/15/26	USD	200	211,000
5.00%, 05/15/27		944	998,615

			1,324,016

Hotels, Restaurants & Leisure — 1.7%
1011778 BC ULC(b):
4.25%, 05/15/24		178	182,450
5.00%, 10/15/25		1,509	1,558,042
3.88%, 01/15/28		453	454,133
4.38%, 01/15/28		243	243,608
Boyne USA, Inc., 7.25%, 05/01/25(b)		204	221,850
Cedar Fair LP, 5.25%, 07/15/29(b)		591	636,802
Churchill Downs, Inc.(b):
5.50%, 04/01/27		594	629,640
4.75%, 01/15/28		371	383,057
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	225	302,717
4.88%, 08/28/25		100	136,502
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	152	159,600
6.00%, 09/15/26		148	162,985
Golden Nugget, Inc., 6.75%, 10/15/24(b)		1,502	1,554,570

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Greene King Finance plc, Series B2, (LIBOR GBP 3 Month + 2.08%), 2.88%, 03/15/36(a)	GBP	100	$120,257
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	USD	93	94,744
5.13%, 05/01/26		337	354,692
4.88%, 01/15/30		973	1,030,801
Hilton Worldwide Finance LLC, 4.88%, 04/01/27		231	245,437
Huazhu Group Ltd., 0.38%, 11/01/22(l)		913	1,021,464
IRB Holding Corp., 6.75%, 02/15/26(b)		215	225,212
KFC Holding Co.(b):
5.25%, 06/01/26		694	732,170
4.75%, 06/01/27		225	236,813
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or 8.00% PIK), 10/02/25(i)	EUR	129	149,945
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26	USD	14	15,243
McDonald’s Corp., 4.45%, 09/01/48		300	343,845
Melco Resorts Finance Ltd., 5.38%, 12/04/29		345	354,056
MGM Resorts International:
7.75%, 03/15/22		589	658,944
6.00%, 03/15/23		229	251,327
5.75%, 06/15/25		35	39,200
Sabre GLBL, Inc., 5.25%, 11/15/23(b)		601	616,776
Scientific Games International, Inc.(b):
5.00%, 10/15/25		1,396	1,460,565
8.25%, 03/15/26		870	959,175
7.00%, 05/15/28		217	232,733
7.25%, 11/15/29		299	324,415
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24		1,161	1,203,087
5.50%, 04/15/27		357	380,651
Station Casinos LLC, 5.00%, 10/01/25(b)		406	413,105
Viking Cruises Ltd., 5.88%, 09/15/27(b)		1,428	1,526,175
Vinpearl JSC, 3.50%, 06/14/23(l)		600	649,836
William Hill plc, 4.75%, 05/01/26	GBP	200	274,246
Wyndham Destinations, Inc., 5.75%, 04/01/27(e)	USD	37	40,145
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		130	137,150
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		250	265,625
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		414	444,015
Yum! Brands, Inc.:
4.75%, 01/15/30(b)		334	349,865
5.35%, 11/01/43		127	125,730

			21,903,400

Household Durables — 0.3%
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(b)		247	260,585
Installed Building Products, Inc., 5.75%, 02/01/28(b)		101	107,944
Lennar Corp.:
6.25%, 12/15/21		360	378,000
4.88%, 12/15/23		134	143,380
4.75%, 05/30/25		228	245,100
5.25%, 06/01/26		108	118,260
4.75%, 11/29/27		438	471,945
Mattamy Group Corp., 5.25%, 12/15/27(b)		118	122,720
MDC Holdings, Inc., 6.00%, 01/15/43		32	33,280
Meritage Homes Corp., 5.13%, 06/06/27		60	64,050
PulteGroup, Inc., 6.38%, 05/15/33		352	410,960
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		127	139,700
Tempur Sealy International, Inc., 5.50%, 06/15/26		8	8,430

10

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
TRI Pointe Group, Inc.:
4.88%, 07/01/21	USD	97	$99,425
5.25%, 06/01/27		2	2,090
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		170	177,225
6.88%, 08/15/23		630	663,075

			3,446,169

Household Products — 0.1%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		11	11,715
7.75%, 01/15/27		363	405,671
Spectrum Brands, Inc.:
5.75%, 07/15/25		370	386,195
5.00%, 10/01/29(b)		65	67,112

			870,693

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
5.50%, 02/01/24		49	49,735
5.75%, 01/15/25		864	886,680
5.25%, 06/01/26(b)		1,092	1,137,045
4.50%, 02/15/28(b)		442	445,921
5.13%, 03/15/28(b)		1,079	1,101,335
Clearway Energy Operating LLC:
5.75%, 10/15/25		252	265,230
4.75%, 03/15/28(b)		240	243,300
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		1,800	1,277,437
NRG Energy, Inc.:
3.75%, 06/15/24(b)		63	65,145
6.63%, 01/15/27		1,120	1,215,200
5.75%, 01/15/28		8	8,680
4.45%, 06/15/29(b)		291	304,851
5.25%, 06/15/29(b)		590	637,938
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		464	477,340
Talen Energy Supply LLC:
6.50%, 06/01/25		20	17,069
10.50%, 01/15/26(b)		20	19,025

			8,151,931

Industrial Conglomerates — 0.0%
General Electric Co., (EURIBOR 3 Month + 0.30%), 0.00%, 05/28/20(a)	EUR	100	112,074

Insurance — 1.1%
Achmea BV, (EURIBOR Swap Rate 5 Year + 4.78%), 4.62%(a)(k)		200	233,223
Acrisure LLC, 8.13%, 02/15/24(b)	USD	239	259,912
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		809	866,399
Allstate Corp. (The), (LIBOR USD 3 Month + 0.43%), 2.39%, 03/29/21(a)		275	275,645
AmWINS Group, Inc., 7.75%, 07/01/26(b)		396	437,631
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		200	198,500
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(a)(k)		800	865,902
Assicurazioni Generali SpA(a):
(EURIBOR 3 Month + 4.50%), 4.60%(k)	EUR	100	126,040
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		450	620,230
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48		100	134,183
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(a)(k)		200	254,148

Security	Par (000)		Value

Insurance (continued)
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (EURIBOR 3 Month + 5.77%), 6.37%(a)(k)	EUR	200	$266,707
CNP Assurances:
1.88%, 10/20/22		100	117,247
(EURIBOR 3 Month + 4.60%), 4.50%, 06/10/47(a)		100	135,703
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(a)(k)	USD	1,200	1,149,888
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	105	146,997
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	439	456,560
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(a)(k)		2,000	1,968,125
HUB International Ltd., 7.00%, 05/01/26(b)		1,286	1,359,945
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(a)(k)		1,800	1,796,625
NFP Corp., 8.00%, 07/15/25(b)		86	87,720
QBE Insurance Group Ltd., (USD Swap Rate 10 Year + 4.40%), 5.87%, 06/17/46(a)		1,200	1,308,145
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		1,200	1,044,600

			14,110,075

Interactive Media & Services — 0.1%
Baidu, Inc., 4.13%, 06/30/25		600	639,562
JOYY, Inc., 0.75%, 06/15/25(b)(l)		111	100,386
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		65	63,537
Tencent Holdings Ltd.:
3.80%, 02/11/25		600	630,000
3.98%, 04/11/29		400	431,826
Twitter, Inc., 3.88%, 12/15/27(b)		99	98,949

			1,964,260

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		500	525,400
Baozun, Inc., 1.63%, 05/01/24(b)(l)		413	375,479
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		179	188,397
Ocado Group plc, 0.88%, 12/09/25(l)	GBP	100	134,871
Prosus NV, 5.50%, 07/21/25	USD	700	776,125

			2,000,272

IT Services — 0.8%
21Vianet Group, Inc., 7.88%, 10/15/21		2,065	2,058,750
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	310	328,235
9.75%, 09/01/26(b)	USD	1,413	1,430,662
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		635	652,462
Fidelity National Information Services, Inc., 3.75%, 05/21/29		235	257,619
Fiserv, Inc., 3.50%, 07/01/29		495	520,284
Gartner, Inc., 5.13%, 04/01/25(b)		323	336,324
International Business Machines Corp., 4.25%, 05/15/49		660	755,346
Nexi SpA, 1.75%, 10/31/24	EUR	120	138,317
Tempo Acquisition LLC, 6.75%, 06/01/25(b)	USD	736	759,920
WEX, Inc., 4.75%, 02/01/23(b)		91	91,683
Zayo Group LLC:
6.00%, 04/01/23		876	895,710
6.38%, 05/15/25		388	399,962
5.75%, 01/15/27(b)		1,270	1,290,638

			9,915,912

11

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Leisure Products — 0.1%
Mattel, Inc.(b):
6.75%, 12/31/25	USD	720	$773,856
5.88%, 12/15/27		248	261,330

			1,035,186

Life Sciences Tools & Services — 0.3%(b)
Avantor, Inc.:
6.00%, 10/01/24		1,900	2,025,837
9.00%, 10/01/25		1,311	1,465,082
Charles River Laboratories International, Inc.:
5.50%, 04/01/26		343	368,725
4.25%, 05/01/28		186	189,487

			4,049,131

Machinery — 0.4%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		108	114,480
CNH Industrial Finance Europe SA, 1.75%, 09/12/25	EUR	100	117,892
Colfax Corp.(b):
6.00%, 02/15/24	USD	403	428,188
6.38%, 02/15/26		437	476,330
EnPro Industries, Inc., 5.75%, 10/15/26		372	396,180
Grinding Media, Inc., 7.38%, 12/15/23(b)		435	443,156
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		200	209,500
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		399	420,446
Navistar International Corp., 6.63%, 11/01/25(b)		540	550,125
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	164	185,265
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	160	165,200
SPX FLOW, Inc.(b):
5.63%, 08/15/24		331	344,654
5.88%, 08/15/26		23	24,322
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		80	87,400
Terex Corp., 5.63%, 02/01/25(b)		214	220,955
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		1,495	1,480,050
Wabash National Corp., 5.50%, 10/01/25(b)		187	187,000

			5,851,143

Marine — 0.0%
CMA CGM SA, 6.50%, 07/15/22	EUR	200	202,777

Media — 2.1%
Altice Financing SA(b):
6.63%, 02/15/23	USD	477	485,347
7.50%, 05/15/26		1,438	1,545,850
Altice Finco SA, 4.75%, 01/15/28	EUR	200	226,359
Altice Luxembourg SA:
7.63%, 02/15/25(b)	USD	691	717,776
8.00%, 05/15/27	EUR	400	502,522
10.50%, 05/15/27(b)	USD	2,532	2,886,606
AMC Networks, Inc.:
5.00%, 04/01/24		24	24,480
4.75%, 08/01/25		273	274,024
Block Communications, Inc., 6.88%, 02/15/25(b)		135	140,062
Charter Communications Operating LLC, 5.13%, 07/01/49		1,000	1,088,351
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		918	1,016,685
5.13%, 08/15/27		1,583	1,648,378
Comcast Corp.:
4.70%, 10/15/48		305	376,604
4.05%, 11/01/52		500	560,184
CSC Holdings LLC:
6.75%, 11/15/21		92	99,015
5.38%, 07/15/23(b)		213	218,325
5.25%, 06/01/24		308	331,870
10.88%, 10/15/25(b)		1,267	1,415,873
5.50%, 05/15/26(b)		630	667,006

Security	Par (000)		Value

Media (continued)
5.38%, 02/01/28(b)	USD	629	$670,671
5.75%, 01/15/30(b)		483	515,602
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		536	542,192
Discovery Communications LLC, 3.95%, 03/20/28		250	266,880
DISH DBS Corp.:
6.75%, 06/01/21		475	499,914
5.88%, 07/15/22		900	954,000
5.00%, 03/15/23		316	324,168
5.88%, 11/15/24		88	89,925
Entercom Media Corp., 6.50%, 05/01/27(b)		303	324,210
GCI LLC, 6.63%, 06/15/24(b)		168	181,860
Gray Television, Inc., 5.13%, 10/15/24(b)		7	7,263
iHeartCommunications, Inc.:
6.38%, 05/01/26		213	231,615
5.25%, 08/15/27(b)		137	143,343
4.75%, 01/15/28(b)		64	65,600
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		140	141,500
4.65%, 10/01/28		150	168,869
ITV plc, 1.38%, 09/26/26	EUR	175	196,747
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	USD	200	212,000
Meredith Corp., 6.88%, 02/01/26		178	185,067
Midcontinent Communications, 5.38%, 08/15/27(b)		122	129,015
Outfront Media Capital LLC(b):
5.00%, 08/15/27		401	420,047
4.63%, 03/15/30		195	198,413
Radiate Holdco LLC(b):
6.88%, 02/15/23		17	17,298
6.63%, 02/15/25		149	150,490
SES SA(a)(k):
(EUR Swap Annual 5 Year + 4.66%), 4.62%	EUR	100	119,041
(EUR Swap Annual 5 Year + 5.40%), 5.63%		300	376,891
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24	USD	174	182,700
5.38%, 07/15/26		3	3,187
5.00%, 08/01/27		969	1,022,295
5.50%, 07/01/29		314	339,509
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	100	114,750
Summer BC Holdco B SARL, 5.75%, 10/31/26		400	467,076
Summer BidCo BV, 9.00%, (9.00% Cash or 9.75% PIK), 11/15/25(i)		274	327,673
TEGNA, Inc., 5.50%, 09/15/24(b)	USD	81	83,835
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		200	213,500
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		381	402,908
Univision Communications, Inc.(b):
5.13%, 05/15/23		75	74,813
5.13%, 02/15/25		159	157,211
Videotron Ltd., 5.13%, 04/15/27(b)		530	567,100
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	212	242,556
WMG Acquisition Corp., 5.50%, 04/15/26(b)	USD	113	118,933
Ziggo Bond Co. BV:
4.63%, 01/15/25	EUR	100	114,974
5.88%, 01/15/25(b)	USD	715	736,901
6.00%, 01/15/27(b)		330	348,150
Ziggo BV:
5.50%, 01/15/27(b)		673	715,062
2.88%, 01/15/30	EUR	100	116,573
4.88%, 01/15/30(b)	USD	200	206,462

			27,914,106

12

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining — 1.4%
Allegheny Technologies, Inc., 5.88%, 12/01/27	USD	306	$321,300
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79(a)	EUR	100	136,878
Big River Steel LLC, 7.25%, 09/01/25(b)	USD	365	385,075
China Hongqiao Group Ltd., 7.38%, 05/02/23		1,200	1,023,000
Chinalco Capital Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.79%), 4.10%(a)(k)		525	530,250
Constellium SE, 5.88%, 02/15/26(b)		1,614	1,706,805
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		126	127,575
3.88%, 03/15/23		1,199	1,220,858
5.00%, 09/01/27		175	183,750
5.25%, 09/01/29		101	108,201
5.45%, 03/15/43		1,706	1,765,710
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		400	399,750
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		57	60,135
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		138	141,588
New Gold, Inc., 6.25%, 11/15/22(b)		354	352,341
Newmont Goldcorp Corp., 2.80%, 10/01/29		220	217,968
Novelis Corp.(b):
6.25%, 08/15/24		1,238	1,298,353
5.88%, 09/30/26		1,204	1,281,182
thyssenkrupp AG:
2.88%, 02/22/24	EUR	399	461,455
2.50%, 02/25/25		1	1,141
Vale Overseas Ltd., 6.25%, 08/10/26	USD	874	1,022,580
Vedanta Resources Finance II plc:
8.00%, 04/23/23		2,000	1,985,000
9.25%, 04/23/26		2,500	2,491,198
Vedanta Resources Ltd., 6.38%, 07/30/22		1,002	981,021

			18,203,114

Multiline Retail — 0.1%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	133,785
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26	USD	343	350,610
SACI Falabella, 4.38%, 01/27/25		600	627,187

			1,111,582

Multi-Utilities — 0.0%
Consumers Energy Co., 3.10%, 08/15/50		160	159,718
NGG Finance plc, (EUR Swap Annual 5 Year + 2.14%), 1.62%, 12/05/79(a)	EUR	250	283,953

			443,671

Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Partners LP, 5.38%, 09/15/24	USD	201	186,427
Antero Resources Corp., 5.38%, 11/01/21		130	123,784
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		78	77,581
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		112	103,740
Callon Petroleum Co.:
6.13%, 10/01/24		125	127,367
6.38%, 07/01/26		256	259,739
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		277	281,113
8.25%, 07/15/25		177	180,983
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		199	206,960
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		500	552,590
Cheniere Energy Partners LP: 5.63%, 10/01/26		353	373,297

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
4.50%, 10/01/29(b)	USD	480	$493,248
Chesapeake Energy Corp.:
6.63%, 08/15/20		72	71,280
4.88%, 04/15/22		566	447,140
5.75%, 03/15/23		128	86,641
11.50%, 01/01/25(b)		429	405,405
CNX Resources Corp., 5.88%, 04/15/22		676	676,473
Comstock Resources, Inc., 9.75%, 08/15/26		148	134,310
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		414	352,678
Covey Park Energy LLC, 7.50%, 05/15/25(b)		228	196,080
Crestwood Midstream Partners LP:
6.25%, 04/01/23(e)		60	61,200
5.63%, 05/01/27(b)		265	268,644
CrownRock LP, 5.63%, 10/15/25(b)		998	1,017,960
DCP Midstream Operating LP:
5.38%, 07/15/25		12	13,050
5.13%, 05/15/29		25	25,937
6.45%, 11/03/36(b)		39	40,950
6.75%, 09/15/37(b)		509	534,450
Denbury Resources, Inc.(b):
9.00%, 05/15/21		338	327,015
9.25%, 03/31/22		27	25,447
Enbridge, Inc.:
4.00%, 10/01/23		514	543,102
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		360	390,452
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		511	527,607
5.75%, 01/30/28		167	175,559
Energy Transfer Operating LP, 5.15%, 02/01/43		150	154,197
Energy Transfer Partners LP, 5.88%, 03/01/22		500	530,712
EnLink Midstream LLC, 5.38%, 06/01/29		44	41,360
EnLink Midstream Partners LP:
4.40%, 04/01/24		85	82,458
4.15%, 06/01/25		4	3,760
4.85%, 07/15/26		126	118,125
5.60%, 04/01/44		105	85,050
5.05%, 04/01/45		14	11,060
Enterprise Products Operating LLC, 4.80%, 02/01/49		320	375,921
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		375	234,375
5.63%, 02/01/26		317	190,200
Genesis Energy LP:
6.00%, 05/15/23		99	98,010
5.63%, 06/15/24		15	14,475
6.50%, 10/01/25		27	26,123
6.25%, 05/15/26		96	91,680
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		179	159,981
Hess Corp., 5.80%, 04/01/47		500	612,369
Hess Midstream Operations LP(b):
5.63%, 02/15/26		138	143,642
5.13%, 06/15/28		125	126,563
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		246	231,240
Ithaca Energy North Sea plc, 9.38%, 07/15/24(b)		200	209,000
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21		500	506,384
Kinder Morgan, Inc., 5.55%, 06/01/45		250	297,521
Matador Resources Co., 5.88%, 09/15/26		290	290,725
MEG Energy Corp.(b):
6.38%, 01/30/23		214	214,535
7.00%, 03/31/24		69	69,431
6.50%, 01/15/25		493	512,770

13

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Mongolian Mining Corp.:
9.25%, 04/15/24	USD	2,100	$1,916,334
MPLX LP:
(LIBOR USD 3 Month + 1.10%), 2.99%, 09/09/22(a)		2,195	2,203,771
5.50%, 02/15/49		375	426,032
Murphy Oil Corp.:
5.75%, 08/15/25		81	84,722
5.88%, 12/01/27		134	140,700
5.87%, 12/01/42(e)		57	52,440
Neerg Energy Ltd., 6.00%, 02/13/22		2,400	2,405,450
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		400	399,752
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		122	157,524
NuStar Logistics LP, 6.00%, 06/01/26		162	171,315
Parkland Fuel Corp., 5.88%, 07/15/27(b)		147	158,078
Parsley Energy LLC(b):
6.25%, 06/01/24		41	42,640
5.38%, 01/15/25		645	664,350
5.25%, 08/15/25		43	44,183
5.63%, 10/15/27		28	29,610
PBF Holding Co. LLC, 7.25%, 06/15/25		113	120,628
PDC Energy, Inc.:
1.13%, 09/15/21(l)		357	335,202
6.13%, 09/15/24		8	8,100
5.75%, 05/15/26		90	89,775
QEP Resources, Inc.:
6.88%, 03/01/21		66	68,310
5.38%, 10/01/22		213	214,065
5.25%, 05/01/23		198	196,020
5.63%, 03/01/26		221	215,530
Range Resources Corp.:
5.75%, 06/01/21		290	289,275
5.88%, 07/01/22		44	43,670
5.00%, 08/15/22		69	67,620
Reliance Industries Ltd., 4.13%, 01/28/25		750	794,297
ReNew Power Synthetic, 6.67%, 03/12/24		1,000	1,035,000
Santos Finance Ltd.:
4.13%, 09/14/27		781	799,950
5.25%, 03/13/29		500	541,172
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23		900	918,562
SM Energy Co.:
1.50%, 07/01/21(l)		210	198,805
6.13%, 11/15/22		155	156,550
5.00%, 01/15/24		94	89,535
5.63%, 06/01/25		38	36,068
6.75%, 09/15/26		102	99,960
6.63%, 01/15/27		69	67,817
Southwestern Energy Co.:
6.20%, 01/23/25(e)		11	10,089
7.75%, 10/01/27		12	11,115
SRC Energy, Inc., 6.25%, 12/01/25		38	38,285
Sunoco LP:
4.88%, 01/15/23		83	84,869
5.50%, 02/15/26		16	16,600
6.00%, 04/15/27		56	59,780
5.88%, 03/15/28		36	38,225
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23		7	6,983
5.50%, 09/15/24		173	173,865
5.50%, 01/15/28		249	244,020
Targa Resources Partners LP:
4.25%, 11/15/23		57	57,570
5.13%, 02/01/25		98	101,675
5.88%, 04/15/26		122	129,625
5.38%, 02/01/27		15	15,563

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
6.50%, 07/15/27(b)	USD	165	$180,675
5.00%, 01/15/28		156	159,120
6.88%, 01/15/29(b)		841	933,510
5.50%, 03/01/30(b)		282	289,755
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26		1,100	1,155,000
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		427	439,584
5.00%, 01/31/28		94	99,387
4.75%, 01/15/30		211	214,692
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)		350	399,547
Viper Energy Partners LP, 5.38%, 11/01/27(b)		93	96,720
WPX Energy, Inc.:
8.25%, 08/01/23		106	121,900
5.75%, 06/01/26		98	104,615
5.25%, 10/15/27		75	79,125

			35,264,582

Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25		450	465,328
Norbord, Inc., 6.25%, 04/15/23(b)		98	104,860
Suzano Austria GmbH, 7.00%, 03/16/47(b)		265	311,706
WEPA Hygieneprodukte GmbH:
(EURIBOR 3 Month + 2.88%), 2.88%, 12/15/26(a)	EUR	100	114,554
2.88%, 12/15/27		129	149,612

			1,146,060

Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23		100	114,986
4.75%, 04/15/26		100	118,339
Top Glove Labuan Ltd., 2.00%, 03/01/24(l)	USD	1,000	1,018,141
Unilever NV:
1.13%, 02/12/27	EUR	175	209,143
1.63%, 02/12/33		125	155,879

			1,616,488

Pharmaceuticals — 1.0%
Allergan, Inc., 2.80%, 03/15/23	USD	1,012	1,020,018
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)		175	199,290
Bausch Health Cos., Inc.(b):
5.88%, 05/15/23		108	108,945
6.13%, 04/15/25		224	231,443
5.50%, 11/01/25		1,343	1,403,435
9.00%, 12/15/25		888	1,009,834
5.75%, 08/15/27		216	234,360
7.00%, 01/15/28		586	646,827
5.00%, 01/30/28		479	491,641
7.25%, 05/30/29		504	575,820
5.25%, 01/30/30		472	489,464
Bayer AG, (EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74(a)	EUR	300	362,152
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26	USD	372	385,020
5.00%, 07/15/27		478	500,705
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.88%, 06/30/26(a)	EUR	146	166,020
Elanco Animal Health, Inc., 4.90%, 08/28/28	USD	106	115,352
Luye Pharma Group Ltd., 1.50%, 07/09/24(l)		1,700	1,805,187
Nidda BondCo GmbH, 5.00%, 09/30/25	EUR	200	234,435
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		222	256,799
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	680	676,600

14

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Rossini SARL, 6.75%, 10/30/25	EUR	562	$701,315
Sanofi SA, Series 12FX, 1.38%, 03/21/30		200	246,596
Takeda Pharmaceutical Co. Ltd.:
2.25%, 11/21/26		125	156,459
5.00%, 11/26/28	USD	1,000	1,165,091
3.00%, 11/21/30	EUR	175	233,351
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25		100	118,690

			13,534,849

Professional Services — 0.3%(b)
ASGN, Inc., 4.63%, 05/15/28	USD	225	231,273
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26		905	998,894
10.25%, 02/15/27		1,642	1,888,300
Jaguar Holding Co. II, 6.38%, 08/01/23		947	977,481

			4,095,948

Real Estate Management & Development — 6.6%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	118,299
Agile Group Holdings Ltd.(a)(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%	USD	200	199,875
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 11.08%), 7.75%		795	804,937
Alam Synergy Pte. Ltd., 11.50%, 04/22/21		280	282,275
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29		725	741,086
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		2,400	1,983,720
Central China Real Estate Ltd.:
7.33%, 01/27/20		390	388,537
6.88%, 10/23/20		850	850,000
6.75%, 11/08/21		745	741,767
7.25%, 04/24/23		1,600	1,600,000
CFLD Cayman Investment Ltd., 8.60%, 04/08/24		2,081	2,148,633
China Aoyuan Group Ltd.:
7.95%, 09/07/21		416	431,600
7.95%, 02/19/23		2,289	2,426,340
China Evergrande Group:
8.25%, 03/23/22		1,000	935,000
9.50%, 04/11/22		1,695	1,617,147
4.25%, 02/14/23(l)	HKD	10,000	1,169,424
China Resources Land Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.14%), 3.75%(a)(k)	USD	905	907,263
China SCE Group Holdings Ltd.:
7.45%, 04/17/21		300	306,120
5.88%, 03/10/22		800	797,824
7.25%, 04/19/23		1,200	1,224,780
7.38%, 04/09/24		200	203,125
CIFI Holdings Group Co. Ltd., 6.55%, 03/28/24		1,500	1,537,500
Citycon OYJ, (EUR Swap Annual 5 Year + 4.71%), 4.50%(a)(k)	EUR	100	112,871
Consus Real Estate AG, 9.63%, 05/15/24		100	120,583
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25	USD	750	787,500
Easy Tactic Ltd.:
8.13%, 02/27/23		400	410,500
8.63%, 02/27/24		1,945	2,017,330
8.13%, 07/11/24		870	885,225
Emaar Sukuk Ltd., 3.64%, 09/15/26		300	299,812
Esic Sukuk Ltd., 3.94%, 07/30/24		500	497,500
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	200,875

Security		Par (000)	Value

Real Estate Management & Development (continued)
11.75%, 04/17/22	USD	1,450	$1,484,072
7.95%, 07/05/22		750	704,531
12.25%, 10/18/22		755	773,875
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		1,420	1,430,380
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	190,187
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 6.80%, 09/26/21(a)		1,000	996,005
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		90	93,375
Heimstaden Bostad AB, (EUR Swap Annual 5 Year + 3.67%), 3.25%(a)(k)	EUR	150	168,676
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)	USD	684	713,070
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		1,500	1,559,625
Jingrui Holdings Ltd.:
9.45%, 04/23/21		200	186,250
10.88%, 10/04/21		1,800	1,692,562
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		1,800	1,820,250
Kaisa Group Holdings Ltd.:
11.95%, 10/22/22		1,200	1,257,000
11.50%, 01/30/23		1,356	1,393,290
9.38%, 06/30/24		1,800	1,707,750
KWG Group Holdings Ltd., 7.88%, 09/01/23		500	525,625
Leading Affluence Ltd., 4.50%, 01/24/23		400	411,660
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		2,600	2,678,813
Longfor Group Holdings Ltd., 3.95%, 09/16/29		515	515,805
MAF Global Securities Ltd., 4.75%, 05/07/24		660	705,994
Modern Land China Co. Ltd., 12.85%, 10/25/21		1,329	1,267,534
New Metro Global Ltd.:
6.50%, 04/23/21		700	695,989
7.13%, 05/23/21		700	700,336
7.50%, 12/16/21		1,095	1,095,000
Newmark Group, Inc., 6.13%, 11/15/23		99	109,178
No Va Land Investment Group Corp., 5.50%, 04/27/23(l)		1,600	1,566,500
NWD MTN Ltd., 4.13%, 07/18/29		1,200	1,198,500
Peach Property Finance GmbH, 3.50%, 02/15/23	EUR	100	116,094
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20	USD	1,751	1,751,455
7.13%, 11/08/22		550	556,519
Redco Properties Group Ltd.:
13.50%, 01/21/20		810	811,772
11.50%, 12/08/20		1,120	1,111,600
Redsun Properties Group Ltd., 9.95%, 04/11/22		2,200	2,178,000
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		460	489,900
8.75%, 10/25/22		615	639,600
8.95%, 01/22/23		2,260	2,365,937
Scenery Journey Ltd.:
11.00%, 11/06/20		2,800	2,863,000
13.00%, 11/06/22		500	508,281
Seazen Group Ltd., 7.50%, 01/22/21		1,000	1,003,125
Shimao Property Holdings Ltd., 5.60%, 07/15/26		2,200	2,306,563
Singha Estate PCL, 2.00%, 07/20/22(l)		800	792,250
Sino-Ocean Land Treasure IV Ltd.:
4.75%, 08/05/29		1,060	1,054,037
Summit Properties Ltd., 2.00%, 01/31/25	EUR	100	109,366
Sunac China Holdings Ltd.:
7.35%, 07/19/21	USD	1,600	1,634,256
7.25%, 06/14/22		690	708,773

15

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
7.95%, 10/11/23	USD	1,200	$1,264,500
Times China Holdings Ltd., 7.63%, 02/21/22		1,400	1,446,999
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(a)(k)	EUR	200	236,746
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32(e)	GBP	300	504,693
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25	USD	695	692,848
Vonovia Finance BV:
0.88%, 07/03/23	EUR	100	114,504
1.50%, 01/14/28		200	235,110
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	760	731,500
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		1,200	1,137,000
Yango Justice International Ltd., 10.25%, 03/18/22		1,275	1,284,562
Yuzhou Properties Co. Ltd., 6.00%, 10/25/23		1,565	1,529,787
Zhenro Properties Group Ltd.:
9.80%, 08/20/21		340	353,494
9.15%, 03/08/22		690	711,562
8.70%, 08/03/22		1,200	1,221,000

			86,854,113

Road & Rail — 0.2%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)		271	281,162
Deutsche Bahn Finance GmbH, (EUR Swap Annual 5 Year + 1.26%), 0.95%(a)(k)	EUR	200	226,583
Hertz Corp. (The)(b):
7.63%, 06/01/22	USD	80	83,200
6.00%, 01/15/28		261	261,000
Lima Metro Line 2 Finance Ltd., 4.35%, 04/05/36(b)		200	211,313
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		300	323,223
Penske Truck Leasing Co. LP, 2.70%, 11/01/24(b)		330	332,362
Uber Technologies, Inc.(b):
7.50%, 11/01/23		309	322,905
8.00%, 11/01/26		147	153,248
7.50%, 09/15/27		131	134,398

			2,329,394

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		29	32,661
Entegris, Inc., 4.63%, 02/10/26(b)		118	122,130
Global A&T Electronics Ltd., 8.50%, 01/12/23		1,400	1,288,875
Infineon Technologies AG(a)(k):
(EUR Swap Annual 5 Year + 3.39%), 2.87%	EUR	300	346,740
(EUR Swap Annual 5 Year + 4.00%), 3.63%		100	117,218
Lam Research Corp.:
3.75%, 03/15/26	USD	320	343,086
4.88%, 03/15/49		245	306,815
Microchip Technology, Inc., 1.63%, 02/15/25(l)		69	148,436
NXP BV, 5.35%, 03/01/26(b)		500	564,712
ON Semiconductor Corp., 1.00%, 12/01/20(l)		220	298,978
Qorvo, Inc.:
5.50%, 07/15/26		169	179,985
4.38%, 10/15/29(b)		64	67,040
QUALCOMM, Inc., 4.30%, 05/20/47		195	223,719

			4,040,395

Software — 0.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		605	651,887
Ascend Learning LLC:
6.88%, 08/01/25(b)		733	769,650
Camelot Finance SA, 4.50%, 11/01/26(b)		555	570,263

Security		Par (000)	Value

Software (continued)
CDK Global, Inc.:
4.88%, 06/01/27	USD	496	$523,900
5.25%, 05/15/29(b)		171	183,397
Celestial Dynasty Ltd., 4.25%, 06/27/29		800	806,500
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		1,005	1,032,637
Fair Isaac Corp., 4.00%, 06/15/28(b)		130	130,975
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		847	915,819
Infor US, Inc., 6.50%, 05/15/22		1,251	1,269,765
Informatica LLC, 7.13%, 07/15/23(b)		547	555,205
Nuance Communications, Inc., 5.63%, 12/15/26		506	539,262
PTC, Inc., 6.00%, 05/15/24		108	112,725
RP Crown Parent LLC, 7.38%, 10/15/24(b)		474	492,368
SAP SE, 1.25%, 03/10/28	EUR	200	240,946
Solera LLC, 10.50%, 03/01/24(b)	USD	1,573	1,669,047
Sophia LP, 9.00%, 09/30/23(b)		135	138,713
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		1,250	1,334,375
TIBCO Software, Inc., 11.38%, 12/01/21(b)		277	287,055
Veritas US, Inc., 7.50%, 02/01/23(b)		200	199,500

			12,423,989

Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		86	88,795
Dufry One BV, 2.00%, 02/15/27	EUR	146	165,946
eG Global Finance plc:
3.63%, 02/07/24		175	196,690
4.38%, 02/07/25		289	324,171
6.75%, 02/07/25(b)	USD	1,200	1,218,000
6.25%, 10/30/25	EUR	368	436,521
8.50%, 10/30/25(b)	USD	200	212,250
Group 1 Automotive, Inc., 5.25%, 12/15/23(b)		11	11,302
L Brands, Inc.:
6.88%, 11/01/35		187	167,365
6.75%, 07/01/36		8	7,020
Murphy Oil USA, Inc., 4.75%, 09/15/29		152	160,523
Penske Automotive Group, Inc., 5.50%, 05/15/26		166	173,885
PetSmart, Inc.(b):
7.13%, 03/15/23		33	32,340
5.88%, 06/01/25		971	989,206
SRS Distribution, Inc., 8.25%, 07/01/26(b)		1,339	1,382,518
Staples, Inc., 7.50%, 04/15/26(b)		1,834	1,902,775

			7,469,307

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.75%, 11/13/47		750	832,921
Dell International LLC, 7.13%, 06/15/24(b)		499	526,445
NCR Corp.(b):
5.75%, 09/01/27		129	137,385
6.13%, 09/01/29		233	252,833
Nuoxi Capital Ltd., 7.88%, 06/24/21		600	270,000
Western Digital Corp., 4.75%, 02/15/26		452	471,210
Xerox Corp., 4.80%, 03/01/35		144	132,859

			2,623,653

Textiles, Apparel & Luxury Goods — 0.1%
Delta Merlin Dunia Tekstil PT, 8.63%, 03/12/24		600	45,000
European TopSoho SARL, 4.00%, 09/21/21(l)	EUR	100	94,206
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	1,355	656,863
William Carter Co. (The), 5.63%, 03/15/27(b)		315	338,625

			1,134,694

16

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thrifts & Mortgage Finance — 0.3%
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25(b)	USD	432	$448,200
Mongolian Mortgage Corp. HFC LLC, 9.75%, 01/29/22		2,100	2,038,969
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		581	615,000
9.13%, 07/15/26		185	204,887

			3,307,056

Tobacco — 0.1%
Altria Group, Inc.:
3.80%, 02/14/24		245	258,001
4.40%, 02/14/26		120	130,458
5.95%, 02/14/49		485	588,047
BAT Capital Corp., (EURIBOR 3 Month + 0.50%), 0.10%, 08/16/21(a)	EUR	100	112,291

			1,088,797

Trading Companies & Distributors — 0.4%
Air Lease Corp., 3.88%, 07/03/23	USD	125	131,723
Beacon Roofing Supply, Inc.(b):
4.88%, 11/01/25		125	125,625
4.50%, 11/15/26		80	82,400
BOC Aviation Ltd., 3.00%, 09/11/29		1,000	980,690
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		38	36,005
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		19	19,807
6.50%, 10/01/25		117	123,494
HD Supply, Inc., 5.38%, 10/15/26(b)		1,890	2,003,400
Herc Holdings, Inc., 5.50%, 07/15/27(b)		295	310,488
United Rentals North America, Inc.:
5.50%, 07/15/25		90	93,516
4.63%, 10/15/25		289	297,121
5.88%, 09/15/26		117	125,512
6.50%, 12/15/26		7	7,693
5.50%, 05/15/27		17	18,211
3.88%, 11/15/27		197	201,127
5.25%, 01/15/30		63	67,807

			4,624,619

Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29		200	206,187
DP World Crescent Ltd., 3.91%, 05/31/23		700	721,875
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(a)(k)		219	221,578
Societa Iniziative Autostradali e Servizi SpA, 1.63%, 02/08/28	EUR	100	112,059

			1,261,699

Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 6.75%, 10/01/26(b)	USD	1,166	1,241,790
Digicel International Finance Ltd., 8.75%, 05/25/24(b)		200	194,500
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		1,633	1,724,856
Hughes Satellite Systems Corp., 5.25%, 08/01/26		290	318,275
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	150	179,192
Oztel Holdings SPC Ltd., 6.63%, 04/24/28	USD	731	774,860
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%(a)(k)		200	191,500
4.75%, 07/30/25	EUR	485	597,006
3.13%, 09/19/25		100	114,694

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
5.00%, 04/15/28	EUR	300	$370,936
4.00%, 09/19/29		100	116,354
Sprint Communications, Inc., 7.00%, 03/01/20(b)	USD	200	201,064
Sprint Corp.:
7.88%, 09/15/23		296	326,586
7.13%, 06/15/24		289	311,759
7.63%, 02/15/25		74	81,204
7.63%, 03/01/26		418	460,970
Telefonica Europe BV(a)(k):
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	100	118,061
(EUR Swap Annual 5 Year + 2.33%), 2.63%		100	115,755
(EUR Swap Annual 10 Year + 4.30%), 5.88%		200	261,652
(EUR Swap Annual 6 Year + 4.11%), 4.38%		600	750,417
(EUR Swap Annual 8 Year + 2.97%), 3.88%		200	243,786
T-Mobile USA, Inc.:
6.38%, 03/01/25	USD	10	10,333
6.50%, 01/15/26		318	340,963
4.50%, 02/01/26		273	279,825
4.75%, 02/01/28		334	349,969
Vodafone Group plc:
4.38%, 05/30/28		350	388,065
2.50%, 05/24/39	EUR	100	121,573
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78(a)		368	465,416
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79(a)		400	471,114
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(b)(i)	USD	106	105,601

			11,228,076

Total Corporate Bonds — 45.1% (Cost: $572,026,823)			589,841,047

Floating Rate Loan Interests — 20.9%(j)

Aerospace & Defense — 0.5%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.55%, 12/06/25		269	272,143
Bleriot US Bidco, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.69%, 10/31/26		416	419,395
Dynasty Acquisition Co., Inc., Term Loan: (LIBOR USD 3 Month + 4.00%), 5.94%, 04/06/26		2,280	2,294,042
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.90%, 11/28/21		668	667,732
Transdigm, Inc., Term Loan, 08/22/24(m)		257	257,776
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.30%, 06/09/23		3,049	3,056,992

			6,968,080

Air Freight & Logistics — 0.1%
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.51%, 01/15/25		678	682,224

Airlines — 0.2%
American Airlines, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.74%, 12/14/23		1,376	1,379,788
American Airlines, Inc., Term Loan B23, (LIBOR USD 1 Month + 2.00%), 3.80%, 04/28/23		293	293,745
Kestrel Bidco, Inc., Term Loan, 12/11/26(m)		1,375	1,386,055

			3,059,588

17

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components — 0.3%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.30%, 04/30/26	USD	2,745	$2,750,281
Wand Newco 3, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 02/05/26		558	562,208

			3,312,489

Building Products — 0.2%
CPG International, Inc., Term Loan, 05/05/24(m)		764	763,838
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.20%, 12/19/23		1,584	1,586,621

			2,350,459

Capital Markets — 0.4%
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 02/13/25		1,683	1,675,745
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 12/27/22		373	374,327
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.99%, 04/12/24		771	764,478
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.50%, 06/03/26		554	552,618
RPI Finance Trust, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 03/27/23		949	955,919
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, 05/29/26(m)		1,320	1,229,954

			5,553,041

Chemicals — 0.8%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.94%, 01/31/24		1,686	1,689,265
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.19%, 08/14/26(c)		1,207	1,215,594
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 3.69%, 06/01/24		1,383	1,385,343
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 3.55%, 04/03/25		343	334,190
Ennis-Flint Road Infrastructure Investment, Term Loan, 06/13/23(m)		477	440,381
Greenrock Finance, Inc., Term Loan, 06/28/24(m)		253	250,638
Invictus Co., Term Loan B, 03/28/25(m)		372	359,154
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.68%, 03/30/26		75	69,563
IPS Acquisition LLC, Term Loan B, 11/07/24(m)		603	606,501
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 09/06/25		141	126,458
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.44%, 03/01/26		969	973,537
Momentive Performance Materials, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 05/15/24		425	421,946
OXEA Holding Vier GmbH, Term Loan, 10/14/24(m)		1,325	1,328,738
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.43%, 02/08/25		1,120	1,125,310

			10,326,618

Security		Par (000)	Value

Commercial Services & Supplies — 1.0%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.85%, 11/10/23	USD	893	$895,268
Allied Universal Holdco LLC Cov Lite, Term Loan B, (LIBOR USD 6 Month + 4.25%), 6.51%, 07/10/26		2,201	2,212,212
Allied Universal Holdco LLC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 6.05%, 07/10/26		218	219,031
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(m)		1,448	1,442,212
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.93%, 11/01/24		1,552	1,533,154
Cast & Crew Payroll LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.80%, 01/16/26		427	428,465
Diamond (BC) BV, Term Loan, 09/06/24(m)		633	618,770
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.69%, 05/30/25		246	231,416
GFL Environmental, Inc., Term Loan B, 05/30/25(m)		415	415,737
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.69%, 11/03/23		120	95,290
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.06%, 09/19/26		244	245,548
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.94%, 09/23/26		1,077	1,079,163
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 05/01/24		2,223	2,234,173
US Ecology Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.30%, 11/02/26		131	131,901
West Corp., Term Loan:
(LIBOR USD 3 Month + 3.50%), 5.43%, 10/10/24		25	20,585
(LIBOR USD 3 Month + 4.00%), 5.93%, 10/10/24		1,246	1,052,701

			12,855,626

Communications Equipment — 0.0%
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 3.76%, 09/26/25		377	378,141

Construction & Engineering — 0.1%
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.49%, 04/01/25		290	289,474
SRS Distribution, Inc., Term Loan B, 05/23/25(m)		989	979,760

			1,269,234

Construction Materials — 0.3%
American Builders And Contractors Supply, Term Loan, 01/15/27(m)		1,208	1,212,833
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.44%, 08/01/24		2,298	2,297,408
Forterra Finance LLC, 1st Lien Term Loan, 10/25/23(m)		406	396,247
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 08/13/25		246	247,038
TAMKO Building Products, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.05%, 05/29/26(c)		286	287,696

			4,441,222

18

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging — 0.8%
Berry Global, Inc., Term Loan:
(LIBOR USD 1 Month + 2.00%), 3.72%, 10/01/22	USD	1,908	$1,912,912
(LIBOR USD 6 Month + 0.00%), 0.00%, 07/01/26		573	574,606
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.23%, 04/03/24		1,386	1,379,847
Charter NEX US, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.00%), 4.80%, 05/16/24		1,146	1,139,795
(LIBOR USD 1 Month + 3.50%), 5.30%, 05/16/24		690	693,637
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69% - 5.10%, 12/29/23		1,240	1,227,709
Pregis TopCo LLC, Term Loan, 07/31/26(m)		466	465,856
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 02/05/23		3,023	3,029,688

			10,424,050

Diversified Consumer Services — 0.5%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 04/04/24		1,365	1,371,492
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.55%, 11/07/23		674	678,462
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.41%, 12/07/24		454	453,506
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.30% - 7.44%, 08/04/25(c)		496	488,089
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.25%, 11/14/22		2,324	2,301,185
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 05/06/24		445	432,962
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.55%, 03/19/26		512	516,630

			6,242,326

Diversified Financial Services — 0.8%
Advisor Group Holdings, Inc., Term Loan, 07/31/26(m)		1,234	1,222,750
Belron Finance LLC, Term Loan B, (LIBOR USD 6 Month + 2.50%), 4.44%, 10/30/26		554	555,734
BW Gas & Convenience Holdings LLC, Term Loan, 11/13/26(c)(m)		501	497,354
Genuine Financial Holdings LLC, Term Loan, 07/11/25(m)		1,096	1,085,268
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 01/23/25		604	605,978
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 7.24%, 01/15/27		1,304	1,289,685
Spring Education Group, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.19%, 07/30/25		608	610,646
Starwood Property Mortgage LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.30%, 07/26/26		181	181,564
Triton Bidco, Term Loan B, 09/23/26(m)		1,864	1,871,132
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 12/20/24		1,850	1,857,753

Security		Par (000)	Value

Diversified Financial Services (continued)
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.24%, 04/15/25	USD	1,111	$1,114,378

			10,892,242

Diversified Telecommunication Services — 0.5%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.51%, 01/31/26		575	571,528
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.49%, 07/15/25		282	281,043
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.74%, 08/14/26		1,525	1,526,742
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 01/31/25		716	718,105
Iridium Satellite LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 11/04/26		431	436,120
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.55%, 03/01/27		633	635,416
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 11/15/24		1,214	1,213,122
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.43%, 01/31/26		305	304,780
Zayo Group LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.80%, 01/19/21		652	652,937

			6,339,793

Electric Utilities — 0.1%
Calpine Corp., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.30%, 01/15/25		106	106,263
Edgewater Generation LLC, Term Loan, 12/13/25(m)		640	610,891
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.49% - 3.55%, 12/31/25		380	381,972

			1,099,126

Electrical Equipment — 0.2%
Dell International LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 09/19/25		1,068	1,074,106
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.30%, 02/12/25(c)		694	691,573
MH Sub I LLC, 1st Lien Term Loan, 09/13/24(m)		1,122	1,123,465

			2,889,144

Energy Equipment & Services — 0.1%
McDermott International, Inc., Term Loan: 10/21/21(m)		310	316,030
(LIBOR USD 3 Month + 5.00%), 0.00%, 05/09/25		670	389,992

			706,022

Entertainment — 0.3%
Creative Artists Agency LLC, Term Loan C9, (LIBOR USD 1 Month + 3.75%), 5.55%, 11/27/26		1,512	1,523,340
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.30%, 07/03/24(c)		746	748,495
PCI Gaming Authority, 1st Lien Term Loan, 05/29/26(m)		547	550,310
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 05/24/25		143	141,953

19

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.55% - 4.68%, 05/16/25	USD	919	$913,467

			3,877,565

Equity Real Estate Investment Trusts (REITs) — 0.2%
Claros Mortgage Trust, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.96%, 08/09/26(c)		606	609,512
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 08/21/25		1,009	1,009,597
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.80%, 03/22/24		405	363,004
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.55%, 01/02/26		433	431,158
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 05/11/24		439	440,937

			2,854,208

Food & Staples Retailing — 0.3%
Albertson’s LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.55%, 11/17/25		128	129,340
(LIBOR USD 1 Month + 2.75%), 4.55%, 08/17/26		3	3,509
BCPE Empire Holdings, Inc., Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.00%), 0.00% - 5.80%, 06/11/26		12	12,481
BCPE Empire Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.80%, 06/11/26		498	499,230
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.49%, 05/23/25		115	114,097
H-Food Incremental, Term Loan, 05/23/25(m)		920	914,454
US Foods, Inc., Term Loan B:
(LIBOR USD 6 Month + 1.75%), 0.00%, 06/27/23		972	974,874
08/14/26(m)		1,300	1,304,898

			3,952,883

Food Products — 0.5%
1011778 BC ULC, Term Loan B4, (LIBOR USD 1 Month + 1.75%), 3.55%, 11/19/26		1,744	1,746,029
8th Avenue Food & Provisions, Inc., Term Loan, 10/01/25(m)		324	324,591
ARAMARK Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 3.55%, 03/11/25		680	682,780
Aramark Services, Inc., Term Loan, 01/27/27(m)		383	384,796
Chobani LLC, Term Loan, 10/10/23(m)		1,835	1,834,576
JBS USA LLC, Term Loan B, 05/01/26(m)		269	270,295
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.99%, 05/15/24		527	527,332
TMK Hawk Parent Corp., Term Loan, 08/28/24(m)		1,324	1,075,490
TWNK, Term Loan, 08/03/25(m)		69	69,224

			6,915,113

Health Care Equipment & Supplies — 0.2%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.94%, 06/15/21		2,132	2,121,925

Security		Par (000)	Value

Health Care Providers & Services — 1.0%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.30%, 06/30/25	USD	362	$364,287
Azalea TopCo, Inc., Term Loan, 07/24/26(m)		1,074	1,079,346
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 06/07/23		973	978,895
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 05/31/25		295	292,774
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.41%, 12/20/24		219	213,835
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 10/10/25		968	823,572
Femur Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.44%, 03/05/26(c)		252	245,442
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 5.56%, 07/02/25		738	741,080
HCA, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.55%, 03/13/25		566	568,536
MPH Acquisition Holdings LLC, Term Loan, 06/07/23(m)		776	764,343
nThrive, Inc., 1st Lien Term Loan, 10/20/22(m)		907	750,919
Option Care Health, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.30%, 08/06/26		678	674,610
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(m)		2,291	2,262,227
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 02/06/24		624	503,498
Vizient, Inc., Term Loan B5, 05/06/26(m)		452	453,157
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.78%, 12/02/24		768	768,766
WIRB-Copernicus Group, Inc., Term Loan, 12/11/26(m)		384	384,000
WP CityMD Bidco LLC, Term Loan, 08/13/26(m)		1,065	1,065,224

			12,934,511

Health Care Technology — 0.3%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 6.40%, 02/05/26		2,118	2,125,441
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.30%, 03/01/24		1,759	1,763,572
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 10/10/25		547	549,128

			4,438,141

Hotels, Restaurants & Leisure — 1.5%
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.54%, 02/02/26(c)		301	302,925
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 3.72%, 10/19/24		247	247,459
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.85% - 4.65%, 09/15/23		436	438,931
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 12/23/24		2,131	2,133,525
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.05%, 04/18/24		1,808	1,814,422
Eldorado Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.00% - 4.06%, 04/17/24		73	72,913

20

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 3.80%, 11/30/23	USD	1,377	$1,385,974
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.55%, 10/04/23		806	808,135
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.54%, 06/22/26		872	877,622
IRB Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.22%, 02/05/25		1,812	1,821,330
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.49%, 04/03/25		411	412,348
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 03/21/25		1,308	1,311,993
Motorcity Casino Hotel, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.05%, 08/06/21		487	488,956
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.55%, 04/29/24		444	441,845
Playtika Holding Corp., Term Loan B, (LIBOR USD 1 Month + 6.00%), 7.80%, 12/10/24		613	618,631
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.45% - 4.55%, 08/14/24		1,364	1,365,861
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.44%, 07/10/25		1,854	1,868,611
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.30%, 06/08/23		1,009	1,012,691
Whatabrands LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.94%, 08/02/26		1,419	1,426,284
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.55%, 05/30/25		445	447,004

			19,297,460

Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.24% - 5.29%, 11/08/23		177	113,802
(LIBOR USD 1 Month + 8.00%), 9.79%, 11/08/24		17	5,061

			118,863

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 3.66%, 05/31/22		12	11,698
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 3 Month + 2.25%), 4.20%, 01/15/24		79	78,939
Calpine Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.30%, 08/12/26		151	151,419
Calpine Corp., Term Loan B9, (LIBOR USD 3 Month + 2.25%), 4.20%, 04/05/26		1,121	1,127,028

			1,369,084

Industrial Conglomerates — 0.4%
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 03/29/25		1,050	1,053,142
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.94% - 5.23%, 02/21/25(c)		1,550	1,542,186
RBS Global, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.54%, 08/21/24		255	256,196

Security		Par (000)	Value

Industrial Conglomerates (continued)
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.80%, 04/23/26	USD	882	$886,732
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.93%, 11/30/23		2,151	2,143,702

			5,881,958

Insurance — 1.0%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.99%, 05/09/25		165	165,294
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 05/09/25		1,805	1,804,387
AmWINS Group, Inc., Term Loan, 01/25/24(m)		1,260	1,268,860
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 10/22/24		911	912,564
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 4.80%, 11/03/23		456	458,037
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.30%, 08/04/25		554	560,371
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 11/03/24		271	272,874
Asurion LLC, Term Loan B4, 08/04/22(m)		1,416	1,423,547
HUB International Ltd., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.69%, 04/25/25		1,710	1,707,872
Hub International, Inc., Term Loan B, (LIBOR USD 6 Month + 4.00%), 5.90%, 04/25/25		725	731,655
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 12/31/25		1,756	1,755,341
Sedgwick, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.80%, 09/03/26		669	674,451
USI, Inc., 1st Lien Term Loan B, 05/16/24(m)		1,587	1,585,112
USI, Inc., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.94%, 12/02/26		88	88,477

			13,408,842

IT Services — 2.0%
Altran Technologies SA, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.26%, 03/20/25(c)		98	98,250
Ancestry.com Operations, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.55%, 10/19/23		775	763,035
Applied Systems, Inc., Term Loan(m):
09/19/24		1,748	1,753,689
09/19/25		211	214,105
Boxer Parent Co., Inc., Term Loan B, 10/02/25(m)		1,424	1,406,259
Camelot US Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 10/30/26		898	902,939
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.55%, 04/28/25		134	134,201
CCC Information Services, Inc., Term Loan, 04/29/24(m)		1,462	1,464,178
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.05%, 06/01/22		1,003	1,007,914
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 11/27/24		211	212,452
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 12/01/23		1,061	1,063,663
IG Investments Holdings LLC, Term Loan, 05/23/25(m)		1,981	1,986,659

21

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(m)	USD	1,135	$1,123,490
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.05%, 12/01/25(c)		197	188,308
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.16%, 08/01/25		168	103,181
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.44%, 08/01/24		174	144,551
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.90%, 11/03/23		481	466,584
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.80%, 02/22/24		895	899,817
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 4.55%, 03/03/23		1,525	1,526,609
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.19%, 09/30/22		2,596	2,600,410
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B5, (LIBOR USD 1 Month + 2.25%), 4.05%, 04/16/25		464	466,635
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.05%, 04/16/25		307	309,296
Trans Union LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.55%, 11/16/26		1,614	1,619,163
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.30%, 08/27/25		1,958	1,969,733
Vertafore, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 07/02/25		1,716	1,693,718
WEX, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.05%, 05/15/26		1,376	1,383,627

			25,502,466

Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc., Term Loan: 08/30/24(m)		397	394,240
(LIBOR USD 1 Month + 7.00%), 8.80%, 08/30/25		60	59,775
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 11/21/24		564	568,305
Explorer Holdings, Inc., Term Loan, 11/20/26(m)		866	871,413
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 1.75%), 3.69%, 03/07/24		61	61,347
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 6 Month + 4.50%), 6.29%, 11/20/26		3,954	3,962,528

			5,917,608

Machinery — 0.4%
Clark Equipment Co., Term Loan, (LIBOR USD 3 Month + 1.75%), 3.69%, 05/18/24		160	160,353
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.45%, 07/30/24		628	631,779
Gates Global LLC, Term Loan B, 04/01/24(m)		1,823	1,822,847
Terex Corp., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.59%, 01/31/24		70	70,820
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 03/28/25		2,208	2,168,312
WELBILT, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.30%, 10/11/25(c)		443	444,308

			5,298,419

Security		Par (000)	Value

Media — 1.1%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 07/12/24	USD	886	$891,303
Cable One, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.55%, 05/01/24		271	271,644
Charter Communications Operating, Term Loan B1, (LIBOR USD 1 Month + 1.75%), 3.55%, 04/30/25		809	814,016
Clear Channel Outdoor Holdings, Inc., Term Loan, 08/21/26(m)		2,679	2,691,717
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.99%, 07/17/25		228	228,235
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.24%, 04/15/27		888	890,916
Diamond Sports Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.03%, 08/24/26		754	752,541
Gray Television, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.20%, 01/02/26		147	147,580
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.95%, 02/07/24		213	213,522
iHeartCommunications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.69%, 05/01/26		580	583,679
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/23		145	145,129
LCPR Loan Financing LLC, Term Loan, (LIBOR USD 1 Month + 5.00%), 6.74%, 10/15/26		429	433,826
Learfield Communications LLC, Term Loan, 12/01/23(m)		1,137	996,971
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.05%, 03/24/25		542	539,897
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.99%, 08/15/26		218	218,980
Nexstar Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.45%, 09/18/26		476	478,218
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 02/01/24		911	913,535
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.99%, 08/15/26		555	557,975
Terrier Media Buyer, Inc., Term Loan, (LIBOR USD 6 Month + 4.25%), 6.15%, 12/17/26		533	538,000
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 09/28/23(c)		1,725	1,729,679
Univision Communications, Inc., Term Loan C5, 03/15/24(m)		620	610,840

			14,648,203

Metals & Mining — 0.2%
Ball Metalpack Finco LLC, Term Loan, 07/31/25(m)		624	547,596
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 03/08/24		1,516	1,520,355

			2,067,951

Multiline Retail — 0.0%(m)
Leslie’s Poolmart, Inc., Term Loan B, 08/16/23		210	195,876
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, 10/25/23		404	332,137

			528,013

22

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Multi-Utilities — 0.1%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.91%, 11/28/24	USD	785	$773,595
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 12/08/23		198	196,824

			970,419

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.18%, 12/31/21		649	481,093
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.30%, 11/28/22		283	250,005
EURO Garages Ltd., Term Loan B, 02/07/25(m)		803	798,740
EURO Garages Ltd., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 5.96%, 02/07/25		113	112,353

			1,642,191

Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(m)		1,057	1,065,868

Pharmaceuticals — 0.7%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.31%, 03/21/25		759	679,949
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.74%, 06/02/25		2,594	2,607,290
Catalent, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.05%, 05/08/26		836	838,109
Endo Pharmaceuticals, Inc., Term Loan B, 04/29/24(m)		576	549,661
Grifols Worldwide Operations Ltd., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.74%, 11/15/27		597	602,011
Jaguar Holding Co. I, Term Loan, 08/18/22(m)		3,549	3,565,913
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.69%, 09/24/24		152	123,823
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 3 Month + 1.75%), 6.50%, 02/02/25		636	635,316

			9,602,072

Professional Services — 0.2%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 6.79%, 02/06/26		1,957	1,972,500

Real Estate Management & Development — 0.1%
ESH Hospitality, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 09/18/26		301	303,072
Forest City Enterprises LP, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 12/08/25		997	1,000,900
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.05%, 02/08/25		469	464,417

			1,768,389

Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 07/13/23		1,244	1,240,183

Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.80%, 05/29/25		567	569,619
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.80%, 09/19/26		228	229,356

			798,975

Security		Par (000)	Value

Software — 1.8%
CERENCE, Inc., Term Loan, (LIBOR USD 6 Month + 6.00%), 7.69%, 10/01/24(c)	USD	332	$314,570
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.68%, 09/29/23		313	292,062
Ellie Mae, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 5.94%, 04/17/26		1,674	1,681,136
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.69%, 02/01/22		3,545	3,559,394
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.05%, 08/05/22		2,201	2,208,680
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.91%, 11/01/23		3,418	3,433,552
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.16%, 11/01/24		365	371,691
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 09/30/24		1,928	1,935,621
PowerSchool Group LLC, 1st Lien Term Loan, 07/31/25(m)		770	763,994
Refinitiv US Holdings, Inc., Term Loan, 10/01/25(m)		2,571	2,593,077
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 10/12/23		1,510	1,518,880
SolarWinds Holdings, Inc., Term Loan B, 02/05/24(m)		2,200	2,212,741
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.05%, 04/16/25		213	214,399
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.71%, 06/30/26		1,963	1,969,732
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 05/04/26		741	745,426

			23,814,955

Specialty Retail — 0.3%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.14%, 11/07/24		557	558,786
Belron Finance US LLC, Term Loan B1, (LIBOR USD 3 Month + 2.25%), 4.15%, 11/06/25		92	92,415
IAA, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.06%, 06/29/26(c)		208	210,047
MED ParentCo LP, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 0.00% - 6.05%, 08/31/26		31	30,606
MED ParentCo LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 6.05%, 07/31/26		576	574,720
Midas Intermediate Holdco II LLC, Term Loan B, 08/18/21(m)		578	566,707
PetSmart, Inc., Term Loan, 03/11/22(m)		1,863	1,840,681

			3,873,962

Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.45%, 04/29/23		1,035	1,038,937

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.05%, 01/02/25		470	471,369
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.55%, 10/17/23		1,005	1,010,532
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.55%, 10/31/25		206	207,233

			1,689,134

23

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.34%, 05/27/24	USD	583	$518,251
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 05/16/24		456	456,816
New LightSquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20		265	167,825
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.55%, 04/06/25		1,238	1,241,741

			2,384,633

Total Floating Rate Loan Interests — 20.9% (Cost: $272,019,903)			272,784,856

Foreign Agency Obligations — 1.1%

Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27		500	519,688
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24		520	556,725
Empresa Nacional del Petroleo:
3.75%, 08/05/26		600	613,312
5.25%, 11/06/29(b)		220	246,469

			1,936,194

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	111,329
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(k)	USD	300	301,781
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	189,330

			602,440

France — 0.1%
Electricite de France SA:
(GBP Swap 13 Year + 3.96%), 6.00%(a)(k)	GBP	200	293,730
(EUR Swap Annual 5 Year + 3.20%), 3.00%(a)(k)	EUR	200	231,070
4.50%, 12/04/69	USD	600	611,646

			1,136,446

India — 0.3%
Indian Oil Corp. Ltd., 4.75%, 01/16/24		1,200	1,271,625
Oil India Ltd., 5.13%, 02/04/29		640	710,600
Power Finance Corp. Ltd.:
3.75%, 06/18/24		315	320,268
3.75%, 12/06/27		303	300,443
4.50%, 06/18/29		365	376,520
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		497	515,638

			3,495,094

Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT, 3.75%, 04/11/24		205	211,278
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(b)		200	221,125
Pertamina Persero PT, 4.30%, 05/20/23		1,250	1,319,532
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		270	286,453

			2,038,388

Security		Par (000)	Value

Israel — 0.1%
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	USD	660	$724,969

Mexico — 0.0%
Petroleos Mexicanos:
6.50%, 03/13/27		461	488,418
5.35%, 02/12/28		140	138,600

			627,018

Morocco — 0.0%
OCP SA, 4.50%, 10/22/25		600	641,812

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25		400	437,750
Petroleos del Peru SA, 5.63%, 06/19/47		500	580,937

			1,018,687

South Africa — 0.1%
Transnet SOC Ltd., 4.00%, 07/26/22		660	670,106

Sri Lanka — 0.1%
SriLankan Airlines Ltd., 7.00%, 06/25/24		1,700	1,678,580

Total Foreign Agency Obligations — 1.1% (Cost: $14,041,835)			14,569,734

Foreign Government Obligations — 0.3%

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.45%, 02/20/29		825	911,109

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		900	841,275

Qatar — 0.0%
State of Qatar, 3.25%, 06/02/26		500	525,625

Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka:
6.83%, 07/18/26		1,000	981,934
7.55%, 03/28/30		1,200	1,184,921

			2,166,855

Total Foreign Government Obligations — 0.3% (Cost: $4,410,079)			4,444,864

		Shares

Investment Companies — 7.9%
Invesco Senior Loan ETF		802,040	18,302,553
iShares 0-5 Year High Yield Corporate Bond ETF*		530,200	24,617,186
iShares Floating Rate Bond ETF*		491,932	25,049,177
iShares J.P. Morgan USD Emerging Markets Bond ETF*		32,813	3,759,057
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		946,262	32,182,371

Total Investment Companies — 7.9% (Cost: $103,028,239)			103,910,344

24

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Non-Agency Mortgage-Backed Securities — 2.8%

Collateralized Mortgage Obligations — 0.8%
Alternative Loan Trust:
Series 2006-OA11, Class A1B, 1.98%, 09/25/46(d)	USD	2,962	$2,790,982
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		2,505	1,741,578
CGMSE Co-Investor DAC, Series 2014-2X, 5.70%, 11/17/31(d)	EUR	117	126,316
LSTAR Securities Investment Trust, Series 2019-1, Class A1, 3.41%, 03/01/24(b)(d)	USD	1,056	1,056,393
MCM Trust, Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(c)(e)		1,585	1,596,472
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, 4.33%, 02/26/24(b)(e)		3,229	3,240,327

			10,552,068

Commercial Mortgage-Backed Securities — 1.8%
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.61%, 08/14/34(b)(d)		1,000	987,645
BX Commercial Mortgage Trust, Series 2019- XL, Class G, 4.04%, 10/15/36(b)(d)		3,000	3,002,811
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		1,000	847,968
Commercial Mortgage Trust, Series 2016- 667M, Class D, 3.18%, 10/10/36(b)(d)		1,000	991,875
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class B, 4.19%, 06/15/57(d)		2,000	2,025,992
Series 2019-C17, Class C, 3.93%, 09/15/52		2,858	2,911,546
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 08/10/49(b)(d)		530	508,695
DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.53%, 10/10/34(b)(d)		990	1,004,304
GS Mortgage Securities Trust, Series 2015- GC32, Class D, 3.35%, 07/10/48		440	415,419
Hudson Yards Mortgage Trust, Series 2019- 55HY, Class F, 3.04%, 12/10/41(b)(d)		1,886	1,665,808
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.64%, 03/15/50(b)(d)		990	1,023,328
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.13%, 07/15/50(b)(d)		1,000	998,419
Series 2015-C25, Class D, 3.07%, 10/15/48		650	623,719
Velocity Commercial Capital Loan Trust(b)(d):
Series 2019-3, Class M2, 3.28%, 10/25/49		3,413	3,384,385
Series 2019-3, Class M3, 3.38%, 10/25/49		988	979,492
Wells Fargo Commercial Mortgage Trust(d):
Series 2015-C30, Class C, 4.50%, 09/15/58		1,000	1,046,777
Series 2016-NXS5, Class D, 4.87%, 01/15/59		750	788,047

			23,206,230

Interest Only Commercial Mortgage-Backed Securities — 0.2%(d)
Benchmark Mortgage Trust, Series 2019-B13, Class XA, 1.27%, 08/15/57		25,694	2,146,875
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)		8,700	373,056

			2,519,931

Total Non-Agency Mortgage-Backed Securities — 2.8% (Cost: $35,789,102)			36,278,229

Security		Beneficial Interest (000)	Value

Other Interests — 0.0%(n)

Capital Markets — 0.0%
Millennium Corp. Claim(c)(h)	USD	811	$—

Total Other Interests — 0.0%			—

Preferred Securities — 0.4%

		Par (000)

Capital Trusts — 0.4%

Banks — 0.2%(j)(k)
Bank of America Corp.:
Series X, 6.25%		370	411,162
Series Z, 6.50%		30	34,050
Series AA, 6.10%		240	267,312
Series DD, 6.30%		60	69,300
JPMorgan Chase & Co., Series FF, 5.00%		1,760	1,830,400
Lloyds Banking Group plc, 6.41%(b)		100	116,250
Wells Fargo & Co., Series U, 5.87%		210	233,625

			2,962,099

Capital Markets — 0.1%(j)(k)
Goldman Sachs Group, Inc. (The), Series P, 5.00%		33	33,248
Morgan Stanley, Series J, 5.55%		1,250	1,274,800

			1,308,048

Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series B, 6.63%(j)(k)		1,000	945,000

Total Capital Trusts — 0.4% (Cost: $5,100,537)			5,215,147

		Shares

Preferred Stocks — 0.0%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15, cost $53,170)(k)(o)		56,090	17,595

Total Preferred Stocks — 0.0% (Cost: $54,874)			17,595

Total Preferred Securities — 0.4% (Cost: $5,155,411)			5,232,742

		Par (000)
U.S. Government Sponsored Agency Securities — 0.1%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (LIBOR USD 1 Month + 3.15%), 4.94%, 07/25/30(a)		1,500	1,542,496

Total U.S. Government Sponsored Agency Securities — 0.1% (Cost: $1,500,000)			1,542,496

U.S. Treasury Obligations — 1.8%
U.S. Treasury Notes:
2.63%, 07/31/20		22,000	22,124,609
3.13%, 11/15/28		1,000	1,100,274

Total U.S. Treasury Obligations — 1.8% (Cost: $23,032,583)			23,224,883

25

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Warrants — 0.0%

Media — 0.0%
iHeartMedia, Inc. (Issued/exercisable 06/05/19, 1 share for 1 warrant, Expires 12/31/49, Strike Price USD 1.00)(h)	5,989	$101,208

Total Warrants — 0.0%		101,208

Total Long-Term Investments — 88.0% (Cost: $1,131,366,004)		1,151,330,783

Short-Term Securities — 11.5%(p)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%*	147,990,916	147,990,916
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.41%	1,834,182	1,834,182

Total Short-Term Securities — 11.5% (Cost: $149,825,098)		149,825,098

Total Options Purchased — 0.1% (Cost: $1,415,438)		1,037,939

Total Investments Before Options Written — 99.6% (Cost: $1,282,606,540)		1,302,193,820

Total Options Written — (0.0)% (Premium Received — $86,134)		(51,918)

Total Investments Net of Options Written — 99.6% (Cost: $1,282,520,406)		1,302,141,902

Other Assets Less Liabilities — 0.4%		5,866,905

Net Assets — 100.0%		$1,308,008,807

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $17,595, representing less than 0.05% of its net assets as of period end, and an original cost of $53,170.

(p)	Annualized 7-day yield as of period end.

26

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund

*

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	124,707,965	23,282,951	—	147,990,916	$147,990,916	$513,939	$303	$—
iShares 0-5 Year High Yield Corporate Bond ETF	530,200	—	—	530,200	24,617,186	433,689	—	(31,812)
iShares Floating Rate Bond ETF	491,932	—	—	491,932	25,049,177	202,738	—	(24,596)
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,813	—	—	32,813	3,759,057	54,278	—	39,704

					$201,416,336	$1,204,644	$303	$(16,704)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

27

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	3	03/20/20	$125	$(633)
STOXX 600 Banks Index	7	03/20/20	56	(275)
U.S. Treasury 10 Year Note	828	03/20/20	106,333	(900,498)
U.S. Treasury Long Bond	56	03/20/20	8,731	(167,359)
U.S. Treasury Ultra Bond	85	03/20/20	15,441	(454,392)
U.S. Treasury 2 Year Note	45	03/31/20	9,698	(7,339)
U.S. Treasury 5 Year Note	411	03/31/20	48,748	(163,824)

				(1,694,320)

Short Contracts
Euro-Bobl	21	03/06/20	3,148	18,483
Euro-Bund	14	03/06/20	2,677	37,314
Euro-Schatz	1	03/06/20	126	72
U.S. Treasury 10 Year Ultra Note	2	03/20/20	281	3,590
Long Gilt	4	03/27/20	696	11,254

				70,713

				$(1,623,607)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	250,000	USD	276,123	Bank of America NA	01/10/20	$4,425
EUR	50,000	USD	55,500	JPMorgan Chase Bank NA	01/10/20	609
USD	13,375	GBP	10,000	Deutsche Bank AG	01/10/20	126
USD	134,283	GBP	100,000	Standard Chartered Bank	01/10/20	1,796
CNY	3,956,262	USD	563,386	Bank of America NA	03/13/20	4,033

						10,989

USD	933,537	EUR	840,000	Bank of America NA	01/10/20	(9,103)
USD	666,839	EUR	600,000	BNP Paribas SA	01/10/20	(6,475)
USD	55,799	EUR	50,000	JPMorgan Chase Bank NA	01/10/20	(311)
USD	12,656,789	EUR	11,450,000	Morgan Stanley & Co. International plc	01/10/20	(192,286)
USD	28,086,580	EUR	25,420,000	UBS AG	01/10/20	(439,490)
USD	90,103	GBP	70,000	Bank of America NA	01/10/20	(2,637)
USD	65,823	GBP	50,000	Deutsche Bank AG	01/10/20	(420)
USD	450,057	GBP	350,000	JPMorgan Chase Bank NA	01/10/20	(13,647)
USD	277,648	GBP	210,000	Morgan Stanley & Co. International plc	01/10/20	(575)
USD	258,219	GBP	200,000	Standard Chartered Bank	01/10/20	(6,756)
USD	3,343,623	GBP	2,600,000	UBS AG	01/10/20	(101,039)
USD	9,838	CAD	13,000	BNP Paribas SA	02/05/20	(175)
USD	15,100	CAD	20,000	Citibank NA	02/05/20	(304)
USD	16,553	CAD	22,000	Morgan Stanley & Co. International plc	02/05/20	(392)
USD	359,567	EUR	323,000	Morgan Stanley & Co. International plc	02/05/20	(3,506)
USD	280,318	CNY	1,980,000	Bank of America NA	03/13/20	(3,659)
USD	279,734	CNY	1,976,262	BNP Paribas SA	03/13/20	(3,708)
USD	105,609	EUR	94,680	Bank of America NA	03/13/20	(1,060)
USD	2,473,990	HKD	19,375,671	Citibank NA	03/13/20	(11,090)
USD	1,141,679	JPY	123,581,620	Bank of America NA	03/13/20	(242)
USD	1,114,154	TWD	33,736,596	Goldman Sachs International	03/13/20	(19,806)

						(816,681)

	Net Unrealized Depreciation					$(805,692)

28

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
iShares Russell 2000 ETF	5,465	01/17/20	USD	170.00	USD	90,539	$218,600

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Hang Seng China Enterprises Index	JPMorgan Chase Bank NA	20	01/30/20	HKD	11,542.46	HKD	11,171	$8,190
Hang Seng China Enterprises Index	UBS AG	20	01/30/20	HKD	11,498.31	HKD	11,171	9,544

								$17,734

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap	2.90%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	03/18/20	2.90%	USD	42,000	$2,622
10-Year Interest Rate Swap	2.20%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/20/20	2.20%	USD	79,000	203,942
30-Year Interest Rate Swap	2.50%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/13/21	2.50%	USD	18,000	595,041

										$801,605

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
iShares Russell 2000 ETF	5,465	01/17/20	USD	172.50	USD	90,539	$(51,918)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.28.V2	1.00%	Quarterly	12/20/22	NR	EUR	100	$2,568	$1,339	$1,229
CDX.NA.HY.32.V2	5.00%	Quarterly	06/20/24	BB+	USD	53,900	5,417,147	2,916,905	2,500,242
ITRAXX.EUR.MAIN.31.V2	1.00%	Quarterly	06/20/24	BBB+	EUR	700	22,128	14,349	7,779
ITRAXX.FINSR.31.V2	1.00%	Quarterly	06/20/24	A-	EUR	1,000	27,886	16,480	11,406

							$5,469,729	$2,949,073	$2,520,656

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

29

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	100	$(19,104)	$(22,118)	$3,014
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	31	(5,917)	(6,912)	995
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	170	(32,475)	(35,988)	3,513

							$(57,496)	$(65,018)	$7,522

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	16	$(2,590)	$(1,674)	$(916)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	33	(5,350)	(3,333)	(2,017)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	33	(5,355)	(3,336)	(2,019)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	20	(3,213)	(1,873)	(1,340)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	13	(2,142)	(1,249)	(893)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	NR	EUR	160	(30,817)	(20,295)	(10,522)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	NR	USD	30	(558)	(1,828)	1,270
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	23	(8,843)	35	(8,878)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	54	(20,756)	402	(21,158)
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	61	(4,126)	(4,710)	584
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	69	(4,667)	(4,618)	(49)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	100	2,827	—	2,827
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	60	1,696	(800)	2,496
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BBB-	EUR	100	(488)	(2,546)	2,058
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	66	(3,651)	(9,153)	5,502
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	130	29,138	31,726	(2,588)
			Morgan Stanley & Co.
Tesco plc	1.00%	Quarterly	International plc	12/20/28	BBB-	EUR	370	(17,126)	(33,761)	16,635

								$(76,021)	$(57,013)	$(19,008)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	1.91%

30

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund

Glossary of Terms Used in this Report

Currency

CAD	Canadian Dollar

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

TWD	Taiwan New Dollar

USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$85,835,148	$11,508,081	$97,343,229
Common Stocks:
Aerospace & Defense	156,754	—	—	156,754
Chemicals	567,812	—	—	567,812
Commercial Services & Supplies	—	—	5,522	5,522
Consumer Finance	46,174	—	—	46,174
Diversified Telecommunication Services	—	98,304	—	98,304
Electric Utilities	—	—	53,756	53,756
Equity Real Estate Investment Trusts (REITs)	120,884	—	—	120,884
Health Care Providers & Services	—	—	23	23
Machinery	—	14,575	—	14,575
Media	233,460	—	—	233,460
Metals & Mining	305,091	—	—	305,091
Pharmaceuticals	454,634	—	—	454,634
Software	162	—	—	162

31

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$589,841,047	$—	$589,841,047
Floating Rate Loan Interests:
Aerospace & Defense	—	6,968,080	—	6,968,080
Air Freight & Logistics	—	682,224	—	682,224
Airlines	—	3,059,588	—	3,059,588
Auto Components	—	3,312,489	—	3,312,489
Building Products	—	2,350,459	—	2,350,459
Capital Markets	—	5,553,041	—	5,553,041
Chemicals	—	9,111,024	1,215,594	10,326,618
Commercial Services & Supplies	—	12,855,626	—	12,855,626
Communications Equipment	—	378,141	—	378,141
Construction & Engineering	—	1,269,234	—	1,269,234
Construction Materials	—	4,153,526	287,696	4,441,222
Containers & Packaging	—	10,424,050	—	10,424,050
Diversified Consumer Services	—	5,754,237	488,089	6,242,326
Diversified Financial Services	—	10,394,888	497,354	10,892,242
Diversified Telecommunication Services	—	6,339,793	—	6,339,793
Electric Utilities	—	1,099,126	—	1,099,126
Electrical Equipment	—	2,197,571	691,573	2,889,144
Energy Equipment & Services	—	706,022	—	706,022
Entertainment	—	3,129,070	748,495	3,877,565
Equity Real Estate Investment Trusts (REITs)	—	2,244,696	609,512	2,854,208
Food & Staples Retailing	—	3,952,883	—	3,952,883
Food Products	—	6,915,113	—	6,915,113
Health Care Equipment & Supplies	—	2,121,925	—	2,121,925
Health Care Providers & Services	—	12,689,069	245,442	12,934,511
Health Care Technology	—	4,438,141	—	4,438,141
Hotels, Restaurants & Leisure	—	18,994,535	302,925	19,297,460
Household Durables	—	118,863	—	118,863
Independent Power and Renewable Electricity Producers	—	1,369,084	—	1,369,084
Industrial Conglomerates	—	4,339,772	1,542,186	5,881,958
Insurance	—	13,408,842	—	13,408,842
IT Services	—	25,215,908	286,558	25,502,466
Life Sciences Tools & Services	—	5,917,608	—	5,917,608
Machinery	—	4,854,111	444,308	5,298,419
Media	—	12,918,524	1,729,679	14,648,203
Metals & Mining	—	2,067,951	—	2,067,951
Multiline Retail	—	528,013	—	528,013
Multi-Utilities	—	970,419	—	970,419
Oil, Gas & Consumable Fuels	—	1,642,191	—	1,642,191
Personal Products	—	1,065,868	—	1,065,868
Pharmaceuticals	—	9,602,072	—	9,602,072
Professional Services	—	1,972,500	—	1,972,500
Real Estate Management & Development	—	1,768,389	—	1,768,389
Road & Rail	—	1,240,183	—	1,240,183
Semiconductors & Semiconductor Equipment	—	798,975	—	798,975
Software	—	23,500,385	314,570	23,814,955
Specialty Retail	—	3,663,915	210,047	3,873,962
Technology Hardware, Storage & Peripherals	—	1,038,937	—	1,038,937
Trading Companies & Distributors	—	1,689,134	—	1,689,134
Wireless Telecommunication Services	—	2,384,633	—	2,384,633
Foreign Agency Obligations (a)	—	14,569,734	—	14,569,734
Foreign Government Obligations (a)	—	4,444,864	—	4,444,864
Investment Companies	103,910,344	—	—	103,910,344
Non-Agency Mortgage-Backed Securities	—	34,681,757	1,596,472	36,278,229
Preferred Securities (a)	—	5,215,147	—	5,215,147
U.S. Government Sponsored Agency Securities	—	1,542,496	—	1,542,496
U.S. Treasury Obligations	—	23,224,883	—	23,224,883
Warrants (a)	—	101,208	—	101,208
Short-Term Securities	149,825,098	—	—	149,825,098
Options Purchased:
Equity contracts	218,600	17,734	—	236,334
Interest rate contracts	—	801,605	—	801,605
Unfunded Floating Rate Loan Interests (b)	—	73,960	—	73,960

Subtotal	$255,839,013	$1,023,633,290	$22,777,882	$1,302,250,185

32

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Credit Strategies Income Fund

	Level 1	Level 2	Level 3	Total
Investments Valued at Net Asset Value (“NAV”) (c)				17,595

Total Investments				$1,302,267,780

Derivative Financial Instruments (d)
Assets:
Credit contracts	$—	$2,559,550	$—	$2,559,550
Foreign currency exchange contracts	—	10,989	—	10,989
Interest rate contracts	70,713	—	—	70,713
Liabilities:
Credit contracts	—	(50,380)	—	(50,380)
Equity contracts	(52,826)	—	—	(52,826)
Foreign currency exchange contracts	—	(816,681)	—	(816,681)
Interest rate contracts	(1,693,412)	—	—	(1,693,412)

	$(1,675,525)	$1,703,478	$—	$27,953

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total
Investments:
Assets:
Opening balance, as of September 30, 2019	$6,491,103	$67,907	$8,561,187	$3,182,368	$18,302,565
Transfers into level 3	326,506	27	2,613,999	—	2,940,532
Transfers out of level 3	(172,212)	—	(3,514,523)	—	(3,686,735)
Accrued discounts/premiums	1,574	—	2,858	(245)	4,187
Net realized gain (loss)	568	—	(16,200)	3,789	(11,843)
Net change in unrealized appreciation (depreciation) (a)	(17,381)	(8,633)	147,890	(15,665)	106,211
Purchases	5,463,508	—	2,233,659	—	7,697,167
Sales	(585,585)	—	(414,842)	(1,573,775)	(2,574,202)

Closing balance, as of December 31, 2019	$11,508,081	$59,301	$9,614,028	$1,596,472	$22,777,882

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019 (a)	$(17,381)	$(8,633)	$126,114	$(15,665)	$84,435

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

33